UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6481
                                   --------

                         FRANKLIN MUNICIPAL SECURITIES TRUST
                         ----------------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices)   (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000_
                                                          --------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period: 5/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC
OMITTED]

MAY 31, 2003





Franklin California
High Yield Municipal Fund

Franklin Tennessee
Municipal Bond Fund



                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                 TAX-FREE INCOME



                                    FRANKLIN
                           MUNICIPAL SECURITIES TRUST

                                    [GRAPHIC
                                    OMITTED]

                                      [LOGO
                                    OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS


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

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.















 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC
OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER ....................... 1

SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund ..................... 5


ANNUAL REPORT

Franklin California High Yield
Municipal Fund ........................... 9

Franklin Tennessee Municipal Bond Fund ...19

Financial Highlights &
Statements of Investments ................25

Financial Statements .....................38

Notes to Financial Statements ............41

Independent Auditors' Report .............47

Tax Designation ..........................48

Board Members and Officers ...............49


--------------------------------------------------------------------------------
SHAREHOLDER LETTER

Dear Shareholder:

We are pleased to bring you Franklin Municipal Securities Trust's annual report for the fiscal year ended May 31, 2003. The 12 months under review witnessed mixed signals for the U.S. economy, the geopolitical landscape and financial markets. The U.S. economy grew moderately, but unevenly, during the period. Despite rising unemployment and anemic business spending, consumer spending held its ground for the most part. In the second half of the fiscal year, financial markets experienced significant volatility, but most equity markets showed smaller losses and some gains compared with the first half. Uncertainty surrounding a U.S.-led war in Iraq dominated the headlines, and as the war began in mid-March, concerns about its duration, outcome and repercussions took center stage. At period-end, with major combat over, attention returned to the U.S. economy. Global business confidence began to revive, consumer attitudes brightened and inflation remained tame. We believe financial market volatility will continue, however, until the economy shows more definite and sustained strength.

Largely as a result of investor uncertainty, the bond market performed well as investors diversified into fixed income securities. At the beginning of the year under review, the 10-year Treasury note yielded 5.08% and dropped to 3.37% on May 31, 2003. Over the same period, the Dow Jones Industrial Average, Standard & Poor's 500 Composite Index (S&P 500) and Nasdaq Composite Index fell 8.68%, 8.07% and 0.60%, respectively, which tended to steer investors toward

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              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Not part of the annual report| 1
investments generally considered more conservative, such as municipal and U.S. government bonds. 1


BOND MARKET OVERVIEW

Bond issuance hit record levels in 2002, largely because of the low interest rate environment, which created attractive opportunities for municipalities to refinance higher interest rate debt and borrow inexpensively for current financing needs. At the same time, demand was very healthy, due in part to the flight to quality resulting from negative equity market performance and uncertainty. Although most investors sought the safety of Treasury obligations, municipal bonds benefited as well. Lower long-term interest rates, tame inflation and proactive monetary policy by the Federal Reserve Board (the Fed) contributed to solid price performance for bonds, because long-term interest rates and bond prices move in opposite directions.

During the year under review, the yield for the Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of municipal bond market performance, fell from 5.37% at the beginning of the reporting period to 4.83% on May 31, 2003. 2 In our opinion, the U.S. government bond market outperformed the municipal bond market primarily because of unprecedented municipal bond supply and the overwhelming investor demand Treasury bonds generally experience in times of global geopolitical uncertainty. Investors from around the world, including the U.S., tend to seek the apparent safety and liquidity of U.S. government securities during such times. Still, relative to Treasuries, municipal bonds offered significant value. For example, during the 12-month period, the Bond Buyer 40 yielded as much as 112.9% of the 30-year Treasury bond. 2 At that level, investors were essentially getting the tax exemption municipal bonds offer for free. In addition, investors incurred a relatively minimal amount of extra risk because, on a credit quality basis, municipal bonds are considered to be among the safest types of investment after Treasuries.

The weak economy of the last three years has generally pressured municipal revenues. Sales, personal and property taxes tend to bring in less money to municipalities' coffers during times of economic weakness. As a result, budget deficits are generated and balancing them usually requires a combination of higher taxes and fees along



1. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Total return, calculated by Wilshire Associates Inc., includes reinvested dividends. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.

2. Source: THE BOND BUYER. The Bond Buyer 40 comprises the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been 29-30 years. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

2  |Not part of the annual report
with reduced expenditures. These situations also commonly cause rating down-grades by the independent rating agencies, which can result in a drop in the affected bonds' values. While we pay close attention to such movements, we also take a long-term view. Defaults by states and municipalities are rare. Municipalities usually do not go out of business the same way corporations can. Because they will need to sell securities in the future to maintain their infrastructures and to accommodate and promote growth, they work hard to avoid a default on their records. In this recent climate we saw -- and sought to take advantage of -- many opportunities to purchase some municipal bonds trading at historically above-average yield spreads.


LOOKING FORWARD

Although we cannot tell what lies ahead for the economy, markets and geopolitical arena, fundamentals we have historically followed in fixed income markets still point to a very sluggish economy with little or no inflation. With the U.S.-Iraq conflict seemingly over, an expected bond sell-off did not materialize as of period-end. We believe the Fed remains unlikely to raise interest rates until it sees concrete evidence of a recovery, and would not hesitate to lower rates again if need be. However, if an economic recovery takes hold in the second half of 2003, demand for bonds may decline if long-term interest rates rise and equity markets stabilize and post gains. We believe some of the reduction in demand may be offset by other investors being lured by municipal bonds' higher yields and credit quality and the need to maintain diversified portfolios of stocks, bonds and cash. Generally, municipal bonds offer unusually good value versus Treasury obligations.

Rather than try to predict the markets going forward, we will continue to focus on our time-tested approach of seeking the highest possible income while using our conservative, buy-and-hold strategy that has served our shareholders so well in the past. This underscores the benefit of Franklin's significant municipal bond market presence, which better enables us to structure issues to fit the funds' needs. Because of our size, research and experience in the municipal bond arena, we can be selective. Many dealers, underwriters and issuers know and trust Franklin, often coming to us for input on the structure and pricing of new issues, which in turn has given us more influence in the marketplace.

Investors sometimes overreact to volatile markets, and often view stocks and bonds as alternatives to one another instead of complements. At Franklin Templeton, we believe bonds should be held for income and portfolio diversification, not to outperform stock prices. Overall, we believe the funds within Franklin Municipal Securities Trust can provide investors with valuable tax-free income for the long term. 3 Investors are as different as investments, and the mix of stocks, bonds and cash in



3. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.

                                               Not part of the annual report| 3

A NOTE ABOUT DUPLICATE MAILINGS
You will receive your Fund's shareholder report every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the report. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current shareholder reports on our website.


their portfolios should be tailored to their individual, long-term objectives and risk tolerance. Especially during periods of uncertain markets, working with a financial advisor can help each investor develop a suitable investment plan and follow it when markets fluctuate. We encourage you to contact us whenever you have questions about your Franklin tax-free fixed income investments. We consider accessibility to our shareholders and their advisors a large part of our responsibility as portfolio managers.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

Thank you for your continued support. We look forward to serving your investment needs in the years ahead.

Sincerely,

/S/ Charles B. Johnson
Charles B. Johnson

Chairman
Franklin Municipal Securities Trust

/S/ Sheila Amoroso
Sheila Amoroso

/S/ Rafael R. Costas Jr.
Rafael R. Costas Jr.
Senior Vice Presidents & Co-Directors
Franklin Municipal Bond Department




THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF MAY 31, 2003. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.



4  |Not part of the annual report

SPECIAL FEATURE

UNDERSTANDING YOUR TAX-FREE INCOME FUND --
WHAT CAUSES DIVIDENDS AND FUND PRICES TO FLUCTUATE

DID YOU EVER WONDER WHY THE DIVIDENDS YOU RECEIVE FROM YOUR TAX-FREE INCOME FUND AREN'T ALWAYS THE SAME? OR HAVE YOU NOTICED HOW CHANGES IN INTEREST RATES CAN AFFECT YOUR FUND'S SHARE PRICE? AT FRANKLIN TEMPLETON INVESTMENTS, MAINTAINING A STABLE DIVIDEND AND A RELATIVELY STABLE SHARE PRICE FOR YOUR TAX-FREE FUND IS OUR TOP PRIORITY. UNFORTUNATELY THOUGH, WE CAN'T CONTROL THE ECONOMIC ENVIRONMENT, AND FACTORS SUCH AS CHANGING INTEREST RATES CAN CAUSE YOUR FUND'S SHARE PRICE AND DIVIDEND PAYMENTS TO FLUCTUATE.

BELOW YOU'LL FIND ANSWERS TO COMMONLY ASKED QUESTIONS ABOUT THE RELATIONSHIP BETWEEN MUNICIPAL BOND PRICES AND INTEREST RATES. UNDERSTANDING WHAT AFFECTS YOUR TAX-FREE INCOME FUND MAY HELP YOU BECOME A MORE EFFECTIVE INVESTOR.

Q&A

Q. WHAT CAUSES INTEREST RATES TO RISE AND FALL?

A. Interest rate trends are primarily determined by economic factors such as inflation, strength of the U.S. dollar and the pace of economic growth. For example, strong economic growth can lead to inflation. If the Federal Reserve Board (the Fed) becomes concerned about inflation, it may attempt to cool the economy by raising short-term interest rates, as it did in 2000. On the other hand, if the economy slows down, the Fed may lower short-term interest rates to stimulate economic growth, as we witnessed in 2001 and 2002.

   It's important to note the Fed only has the power to change short-term interest rates such as the federal funds target rate and the discount rate, which represent the overnight rates charged among banks.

   Long-term interest rates, as represented by the 10-year or 30-year Treasury bond, are market-driven and tend to move in anticipation of changes in the economy and inflation. Most Franklin tax-free fund portfolios are composed of long-term municipal bonds, whose prices are affected primarily by changes in long-term interest rates.





NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Not part of the annual report| 5

Q&A

Q. HOW DO CHANGES IN INTEREST RATES AFFECT MY TAX-FREE INCOME FUND?

   INTEREST RATES AND BOND PRICES: AN INVERSE RELATIONSHIP

A. Interest rates and bond prices behave like two sides of a seesaw. When interest rates drop, bond prices usually rise. When rates climb, bond prices usually fall. This is because when rates go up, newly issued bonds, with their new, higher yields become more attractive than comparable existing bonds. So, investors who want to sell their existing bonds have to reduce their prices to make them equally attractive.

   [GRAPHIC
   OMITTED]

   As prices of the municipal bonds in your fund's portfolio adjust to a rise in interest rates, you may see a decline in your fund's share price as measured by net asset value (NAV). Conversely, when interest rates decline, your fund's NAV will tend to increase, as we saw in 2001 and 2002.

    INTEREST RATES AND TAX-FREE DIVIDENDS

   When interest rates decline, municipal bond issuers often "call" or redeem existing higher-yielding bonds and replace them with new, lower yielding bonds, to reduce the amount of interest they pay on the debt. As funds now have to reinvest proceeds from the called bonds into new lower-yielding bonds, their investment earnings decline and the dividends paid out to shareholders also decline over time.

   When interest rates rise, the situation is reversed. As funds are able to invest cash proceeds in new, higher-yielding bonds, they're able to pay out higher dividends to shareholders.







6 |Not part of the annual report

Q&A


Q. WHY HAVE MY TAX-FREE DIVIDENDS BEEN DECLINING RECENTLY?

A. While long-term interest rates have fluctuated over the past 15 years, overall, they've experienced a net decline. Consequently, industry-wide, many tax-free portfolios have had older, higher-yielding municipal bonds "called" away and have had to reinvest their "call" proceeds and new cash inflows in new, lower-yielding bonds.

   Many of Franklin's tax-free funds have been similarly affected, and because funds can only pay out what they earn, many of our funds have had to reduce dividend payments.

   For example, in the late 1980s and early 1990s, we were able to invest in bonds yielding approximately 8%. As these bonds matured or were called, we've had to reinvest the proceeds at lower rates, recently that rate being 4.83%. 1 Because we're investing in bonds with lower yields, we've had to reduce dividends accordingly. We continue to pay out the income we earn, but our earnings are lower today because we're reinvesting at a lower rate than was available 10-15 years ago.

   Although we can't predict interest rate cycles, we'll continue to focus on producing the highest monthly tax-free income possible through our disciplined management approach.


Q. SHOULD I BE CONCERNED WHEN MY FUND'S SHARE PRICE FLUCTUATES?

A. Though interest rates have been volatile over the past 20 years, municipal bond prices have remained relatively stable, as shown in the chart below.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:



Date                          Interest Rates          Municipal Bond Prices
---------------------------------------------------------------------------
Jun 1983                           10.85%                     $ 90.56
Jul 1983                           11.38%                     $ 90.25
Aug 1983                           11.85%                     $ 90.73
Sep 1983                           11.65%                     $ 91.47
Oct 1983                           11.54%                     $ 88.97
Nov 1983                           11.69%                     $ 88.86
Dec 1983                           11.83%                     $ 90.31
Jan 1984                           11.67%                     $ 91.80
Feb 1984                           11.84%                     $ 90.71
Mar 1984                           12.32%                     $ 92.76
Apr 1984                           12.63%                     $ 92.19
May 1984                           13.41%                     $ 88.68
Jun 1984                           13.56%                     $ 87.14
Jul 1984                           13.36%                     $ 89.90
Aug 1984                           12.72%                     $ 86.53
Sep 1984                           12.52%                     $ 91.62
Oct 1984                           12.16%                     $ 93.61
Nov 1984                           11.57%                     $ 92.98
Dec 1984                           11.50%                     $ 93.48
Jan 1985                           11.38%                     $ 96.60
Feb 1985                           11.51%                     $ 92.70
Mar 1985                           11.86%                     $ 94.04
Apr 1985                           11.43%                     $ 95.93
May 1985                           10.85%                     $ 96.82
Jun 1985                           10.16%                     $ 96.21
Jul 1985                           10.31%                     $ 95.75
Aug 1985                           10.33%                     $ 95.42
Sep 1985                           10.37%                     $ 94.26
Oct 1985                           10.24%                     $ 96.13
Nov 1985                            9.78%                     $ 99.29
Dec 1985                            9.26%                     $ 98.66
Jan 1986                            9.19%                    $ 102.32
Feb 1986                            8.70%                    $ 103.28
Mar 1986                            7.78%                    $ 101.67
Apr 1986                            7.30%                    $ 101.91
May 1986                            7.71%                     $ 99.80
Jun 1986                            7.80%                    $ 101.71
Jul 1986                            7.30%                    $ 100.24
Aug 1986                            7.17%                    $ 103.37
Sep 1986                            7.45%                    $ 102.20
Oct 1986                            7.43%                    $ 102.97
Nov 1986                            7.25%                    $ 103.63
Dec 1986                            7.11%                    $ 103.02
Jan 1987                            7.08%                    $ 105.34
Feb 1987                            7.25%                    $ 104.87
Mar 1987                            7.25%                    $ 102.99
Apr 1987                            8.02%                    $ 100.49
May 1987                            8.61%                     $ 99.66
Jun 1987                            8.40%                    $ 101.15
Jul 1987                            8.45%                    $ 101.08
Aug 1987                            8.76%                    $ 100.65
Sep 1987                            9.42%                     $ 97.95
Oct 1987                            9.52%                     $ 99.99
Nov 1987                            8.86%                     $ 99.38
Dec 1987                            8.99%                     $ 99.62
Jan 1988                            8.67%                    $ 104.13
Feb 1988                            8.21%                    $ 104.48
Mar 1988                            8.37%                    $ 102.56
Apr 1988                            8.72%                    $ 102.17
May 1988                            9.09%                    $ 101.25
Jun 1988                            8.92%                    $ 102.00
Jul 1988                            9.06%                    $ 101.79
Aug 1988                            9.26%                    $ 101.04
Sep 1988                            8.98%                    $ 102.18
Oct 1988                            8.80%                    $ 103.16
Nov 1988                            8.96%                    $ 101.53
Dec 1988                            9.11%                    $ 101.88
Jan 1989                            9.09%                    $ 102.78
Feb 1989                            9.17%                    $ 100.95
Mar 1989                            9.36%                     $ 99.96
Apr 1989                            9.18%                    $ 101.72
May 1989                            8.86%                    $ 103.09
Jun 1989                            8.28%                    $ 103.97
Jul 1989                            8.02%                    $ 104.40
Aug 1989                            8.11%                    $ 102.64
Sep 1989                            8.19%                    $ 101.82
Oct 1989                            8.01%                    $ 102.08
Nov 1989                            7.87%                    $ 103.12
Dec 1989                            7.84%                    $ 103.29
Jan 1990                            8.21%                    $ 103.06
Feb 1990                            8.47%                    $ 103.39
Mar 1990                            8.59%                    $ 102.95
Apr 1990                            8.79%                    $ 102.02
May 1990                            8.76%                    $ 103.34
Jun 1990                            8.48%                    $ 103.61
Jul 1990                            8.47%                    $ 103.28
Aug 1990                            8.75%                    $ 101.26
Sep 1990                            8.89%                    $ 100.79
Oct 1990                            8.72%                    $ 101.85
Nov 1990                            8.39%                    $ 103.26
Dec 1990                            8.08%                    $ 103.19
Jan 1991                            8.09%                    $ 103.89
Feb 1991                            7.85%                    $ 104.02
Mar 1991                            8.11%                    $ 103.37
Apr 1991                            8.04%                    $ 103.75
May 1991                            8.07%                    $ 103.88
Jun 1991                            8.28%                    $ 103.16
Jul 1991                            8.27%                    $ 103.66
Aug 1991                            7.90%                    $ 103.51
Sep 1991                            7.65%                    $ 104.29
Oct 1991                            7.53%                    $ 104.61
Nov 1991                            7.42%                    $ 104.31
Dec 1991                            7.09%                    $ 105.89
Jan 1992                            7.03%                    $ 105.46
Feb 1992                            7.34%                    $ 104.84
Mar 1992                            7.54%                    $ 104.15
Apr 1992                            7.48%                    $ 104.49
May 1992                            7.39%                    $ 105.05
Jun 1992                            7.26%                    $ 106.32
Jul 1992                            6.84%                    $ 109.47
Aug 1992                            6.59%                    $ 107.80
Sep 1992                            6.42%                    $ 107.82
Oct 1992                            6.59%                    $ 105.94
Nov 1992                            6.87%                    $ 107.20
Dec 1992                            6.77%                    $ 107.69
Jan 1993                            6.39%                    $ 106.54
Feb 1993                            6.03%                    $ 109.63
Mar 1993                            6.03%                    $ 107.91
Apr 1993                            6.05%                    $ 108.38
May 1993                            6.16%                    $ 108.15
Jun 1993                            5.80%                    $ 109.07
Jul 1993                            5.83%                    $ 105.93
Aug 1993                            5.45%                    $ 107.34
Sep 1993                            5.40%                    $ 107.70
Oct 1993                            5.43%                    $ 107.18
Nov 1993                            5.83%                    $ 105.41
Dec 1993                            5.83%                    $ 106.86
Jan 1994                            5.70%                    $ 107.37
Feb 1994                            6.15%                    $ 103.87
Mar 1994                            6.78%                     $ 98.94
Apr 1994                            6.95%                     $ 99.25
May 1994                            7.12%                     $ 99.59
Jun 1994                            7.34%                     $ 98.41
Jul 1994                            7.12%                     $ 99.69
Aug 1994                            7.19%                     $ 99.52
Sep 1994                            7.62%                     $ 97.55
Oct 1994                            7.81%                     $ 95.24
Nov 1994                            7.91%                     $ 92.97
Dec 1994                            7.84%                     $ 94.53
Jan 1995                            7.60%                     $ 96.71
Feb 1995                            7.22%                     $ 99.07
Mar 1995                            7.20%                     $ 99.68
Apr 1995                            7.07%                     $ 99.24
May 1995                            6.30%                    $ 101.87
Jun 1995                            6.21%                    $ 100.34
Jul 1995                            6.45%                    $ 100.74
Aug 1995                            6.28%                    $ 101.47
Sep 1995                            6.17%                    $ 101.55
Oct 1995                            6.03%                    $ 102.48
Nov 1995                            5.76%                    $ 103.63
Dec 1995                            5.58%                    $ 103.43
Jan 1996                            5.60%                    $ 103.70
Feb 1996                            6.13%                    $ 102.47
Mar 1996                            6.34%                    $ 100.60
Apr 1996                            6.66%                     $ 99.82
May 1996                            6.85%                     $ 99.32
Jun 1996                            6.73%                     $ 99.93
Jul 1996                            6.80%                    $ 100.37
Aug 1996                            6.96%                     $ 99.85
Sep 1996                            6.72%                    $ 100.75
Oct 1996                            6.37%                    $ 100.03
Nov 1996                            6.06%                    $ 101.35
Dec 1996                            6.43%                    $ 100.45
Jan 1997                            6.53%                    $ 100.15
Feb 1997                            6.58%                    $ 100.50
Mar 1997                            6.92%                     $ 98.61
Apr 1997                            6.72%                     $ 99.01
May 1997                            6.67%                    $ 100.06
Jun 1997                            6.51%                    $ 100.65
Jul 1997                            6.02%                    $ 102.98
Aug 1997                            6.34%                    $ 101.40
Sep 1997                            6.12%                    $ 101.60
Oct 1997                            5.84%                    $ 101.75
Nov 1997                            5.86%                    $ 101.84
Dec 1997                            5.75%                    $ 102.73
Jan 1998                            5.53%                    $ 103.22
Feb 1998                            5.62%                    $ 102.73
Mar 1998                            5.67%                    $ 102.30
Apr 1998                            5.68%                    $ 101.38
May 1998                            5.56%                    $ 102.40
Jun 1998                            5.44%                    $ 102.17
Jul 1998                            5.50%                    $ 101.95
Aug 1998                            5.05%                    $ 103.09
Sep 1998                            4.44%                    $ 103.93
Oct 1998                            4.64%                    $ 103.30
Nov 1998                            4.74%                    $ 103.20
Dec 1998                            4.65%                    $ 102.97
Jan 1999                            4.66%                    $ 103.74
Feb 1999                            5.29%                    $ 102.67
Mar 1999                            5.25%                    $ 102.32
Apr 1999                            5.36%                    $ 102.12
May 1999                            5.64%                    $ 101.03
Jun 1999                            5.81%                     $ 99.09
Jul 1999                            5.92%                     $ 98.71
Aug 1999                            5.98%                     $ 97.47
Sep 1999                            5.90%                     $ 97.08
Oct 1999                            6.06%                     $ 95.62
Nov 1999                            6.18%                     $ 96.09
Dec 1999                            6.28%                     $ 94.56
Jan 2000                            6.68%                     $ 93.74
Feb 2000                            6.42%                     $ 94.43
Mar 2000                            6.03%                     $ 96.08
Apr 2000                            6.23%                     $ 94.88
May 2000                            6.29%                     $ 93.87
Jun 2000                            6.03%                     $ 95.93
Jul 2000                            6.04%                     $ 96.82
Aug 2000                            5.73%                     $ 97.89
Sep 2000                            5.80%                     $ 96.91
Oct 2000                            5.77%                     $ 97.55
Nov 2000                            5.48%                     $ 97.81
Dec 2000                            5.12%                     $ 99.82
Jan 2001                            5.19%                    $ 100.36
Feb 2001                            4.92%                    $ 100.26
Mar 2001                            4.95%                    $ 100.75
Apr 2001                            5.35%                     $ 99.18
May 2001                            5.43%                     $ 99.79
Jun 2001                            5.42%                     $ 99.82
Jul 2001                            5.07%                    $ 100.90
Aug 2001                            4.79%                    $ 102.15
Sep 2001                            4.60%                    $ 101.40
Oct 2001                            4.30%                    $ 102.17
Nov 2001                            4.78%                    $ 100.85
Dec 2001                            5.07%                     $ 99.44
Jan 2002                            5.07%                    $ 100.70
Feb 2002                            4.88%                    $ 101.55
Mar 2002                            5.42%                     $ 99.08
Apr 2002                            5.11%                    $ 100.59
May 2002                            5.08%                    $ 100.78
Jun 2002                            4.86%                    $ 100.99
Jul 2002                            4.51%                    $ 101.93
Aug 2002                            4.14%                    $ 102.85
Sep 2002                            3.63%                    $ 104.74
Oct 2002                            3.93%                    $ 102.60
Nov 2002                            4.22%                    $ 101.79
Dec 2002                            3.83%                    $ 103.55
Jan 2003                            4.00%                    $ 102.87
Feb 2003                            3.71%                    $ 103.94
Mar 2003                            3.83%                    $ 103.58
Apr 2003                            3.89%                    $ 103.94
May 2003                            3.37%                    $ 106.03


*Source: Standard & Poor's Micropal. Municipal bonds are represented by Lehman Brothers Municipal Bond Index and interest rates are represented by 10-year Treasury bond yields which reflect long-term interest rate movements. For illustrative purposes only, not representative of any Franklin tax-free income fund.


1. Based on the yield of the Bond Buyer 40 Index as of May 30, 2003.



                                               Not part of the annual report| 7

   We generally invest in current coupon securities to maximize tax-free income for our shareholders. 2 Over time, as we invest in different interest rate climates, the portfolios become well-diversified with a broad range of securities. As a result of this strategy, we own many older securities with higher coupons which are generally less sensitive to interest rates, and which help to provide stability to our fund portfolios.


Q. HOW CAN FRANKLIN'S INVESTMENT APPROACH BENEFIT MY PORTFOLIO WHEN INTEREST RATES ARE VOLATILE?

A. For over a quarter of a century, we've consistently adhered to a strategy of investing for high, current, tax-free income while working to preserve shareholders' capital. 3 Our straightforward approach to investing means we avoid speculative derivatives or futures, which can be extremely sensitive to interest-rate movements.

   Our investment strategy may not immunize fund portfolios from interest rate risk, but it may help to reduce the risk. Overall, we're confident that our professionally managed portfolios will provide long-term investors with relative stability and valuable tax-free income.

   Q&A

   2. Coupon refers to the fixed amount of interest income paid out by a municipal security to a bondholder.
   3. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS


8  |Not part of the annual report | SRTFINS 06/03

ANNUAL REPORT


FRANKLIN CALIFORNIA
HIGH YIELD MUNICIPAL FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California High Yield Municipal Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes through a portfolio consisting mainly of high-yielding, medium-, lower- and non-rated California municipal securities. 1


--------------------------------------------------------------------------------
[GRAPHIC
OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CREDIT QUALITY BREAKDOWN*
Franklin California High Yield Municipal Fund
Based on Total Long-Term Investments as of 5/31/03

AAA .....................  6.0%
AA ......................  0.7%
A .......................  6.4%
BBB ..................... 34.4%
Below Investment Grade .. 52.5%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

--------------------------------------------------------------------------------
STATE UPDATE

Budget pressure dominated California's credit landscape during the year under review, with the Golden State economy continuing its significant slowdown resulting from weaker exports, the sluggish national economy and a poor-performing information technology sector. Even though its employment situation followed patterns similar to the nation's as a whole, California's personal income growth lagged the national averages, partly due to capital gains reductions for the state's many high-technology entrepreneurs. The state's exposure to the high-technology



1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable. In general, an investor is paid a higher yield to assume a greater degree of risk.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 28.


                                                               Annual Report| 9
sector may continue to temper near-term employment growth as the semiconductor and personal computer manufacturing industries are not expected to rebound as quickly as other economic sectors.

Not surprisingly, California's reliance on taxes, particularly capital gains taxes, from a small percentage of wealthy taxpayers exacerbated its revenue problem. In fiscal year 2002, the state experienced a dramatic 16.1% revenue collection decline, largely due to reduced stock market-related tax collections. 2 The governor balanced California's fiscal year 2002 budget through a variety of methods, including expenditure reductions, increased federal funding, loans from other special funds, a power revenue bond, tobacco settlement-backed bonds and a restructuring of outstanding general obligation (GO) debt. Fiscal year 2002 closed with a positive budgetary balance of $72.2 million but with a negative budgetary reserve of $1.4 billion. 3

State tax-supported debt levels are expected to remain moderate, despite increasing issuance of GO bonds for local schools, higher education and other purposes, as well as debt restructuring to partially defer debt payments in fiscal year 2003. The state's GO and lease debt load was $865 per capita as of October 2002, and even as sizable new bond authorizations materialize through fiscal year 2004 (beginning July 1, 2003) California's debt levels should still be at moderate levels. 3

In November 2002, voters approved more than $18 billion worth of California GO bonds. Fears of increased issuance by the state and its municipalities caused California bond prices to drop relative to out-of-state issues. On December 19, 2002, independent credit rating agency Standard & Poor's downgraded California's GO debt to A from A+ with a stable outlook. Moody's Investors Service followed with a similar downgrade to A2 from A1 with a stable outlook on February 14, 2003. 4

Toward period-end, the state faced an enormous $34.6 billion budget gap for the combined 2003 and 2004 fiscal period if no changes are made to spending programs or tax rates. 5 Amounting to more than half of the state's annual revenue, the widening budget gap reflects reduced capital gains taxes and wages from high income individuals, unrealistic revenue assumptions, and $12 billion of one-time budget measures in fiscal year 2003 that cannot be repeated. 6 Governor Davis has proposed about $8 billion of annual cuts in aid to cities and counties, and raising the state sales tax 1% on behalf of localities as offsetting revenue. 5 He has also


2. Source: Moody's Investors Service, NEW ISSUE: CALIFORNIA (STATE OF), 10/8/02.
3. Source: Standard & Poor's, RATINGSDIRECT, 10/9/02.
4. These do not indicate ratings of the Fund.
5. Source: Standard & Poor's, RATINGSDIRECT, PUBLIC FINANCE REPORT CARD: THE U.S. STATES (CALIFORNIA), 3/27/03.
6. Source: Standard & Poor's, RATINGSDIRECT, 4/10/03.

10  |Annual Report
proposed other large program cuts, increased borrowing and various miscellaneous measures to help balance the budget. The state has already used most of its one-time measures -- such as a tobacco securitization bond -- to balance previous measures, and now is faced with very difficult budget decisions to curb its sizable structural deficit. In California's favor are its moderate per capita debt levels and broadly based, dynamic economy, which we believe should help the state manage its fiscal stress over the long term.


PORTFOLIO NOTES

During the Fund's fiscal year ended May 31, 2003, municipal bonds experienced positive returns and outpaced stocks for a third consecutive year in 2002, as economic weakness and Middle East tensions continued to steer investors away from a struggling stock market. Many investors who were overweighted in stocks over the past few years appeared to seek more balanced portfolios, with high-quality fixed-income instruments as a core component providing relatively consistent, stable and attractive after-tax returns. Therefore, demand for municipal bonds continued as investors sought stability through broadened asset allocation strategies.

For the year ended May 31, 2003, Franklin California High Yield Municipal Fund - Class A posted a +8.15% cumulative total return as shown in the Performance Summary beginning on page 14. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 10.36% during the same period. 7 Although the Fund's total return underperformed the benchmark index, our investment strategy attempts to provide high, current, tax-free income for our shareholders. It is important to remember that over time the tax-free income received from municipal bonds will ultimately drive the Fund's total return performance.

At period-end, municipal bonds offered attractive yields and a significant tax advantage over comparable taxable investments. For example, on May 31, 2003, the Bond Buyer Municipal Bond Index (Bond Buyer 40) yielded 4.83%, while the 10-year U.S. Treasury note yielded 3.37%, resulting in a municipal-to-Treasury yield ratio of 145.1%, much higher than the 99.6% 10-year average. 8


PORTFOLIO BREAKDOWN
Franklin California High Yield Municipal Fund
5/31/03

----------------------------------------------------
  % OF TOTAL
----------------------------------------------------
  LONG-TERM INVESTMENTS
----------------------------------------------------
  Tax-Supported                             50.6%
----------------------------------------------------
  Transportation                            12.1%
----------------------------------------------------
  Other Revenue                              8.8%
----------------------------------------------------
  Hospital & Health Care                     8.1%
----------------------------------------------------
  Utilities                                  5.5%
----------------------------------------------------
  Prerefunded                                5.2%
----------------------------------------------------
  Higher Education                           4.4%
----------------------------------------------------
  Subject to Government Appropriations       2.9%
----------------------------------------------------
  General Obligation                         1.1%
----------------------------------------------------
  Corporate-Backed                           0.9%
----------------------------------------------------
  Housing                                    0.4%

7. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag. The index includes reinvested interest.

8. Source: THE BOND BUYER. The Bond Buyer 40 comprises the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been 29-30 years. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

                                                              Annual Report| 11

DIVIDEND DISTRIBUTIONS*
Franklin California High Yield Municipal Fund
6/1/02-5/31/03

--------------------------------------------------------------------------------
                                              DIVIDEND PER SHARE
--------------------------------------------------------------------------------
   MONTH                        CLASS A            CLASS B            CLASS C
--------------------------------------------------------------------------------
   June                        4.65 cents         4.21 cents         4.23 cents
--------------------------------------------------------------------------------
   July                        4.65 cents         4.21 cents         4.23 cents
   August                      4.65 cents         4.21 cents         4.23 cents
   September                   4.65 cents         4.19 cents         4.18 cents
   October                     4.65 cents         4.19 cents         4.18 cents
   November                    4.65 cents         4.19 cents         4.18 cents
   December                    4.55 cents         4.07 cents         4.08 cents
   January                     4.55 cents         4.07 cents         4.08 cents
   February                    4.55 cents         4.07 cents         4.08 cents
   March                       4.55 cents         4.08 cents         4.08 cents
   April                       4.55 cents         4.08 cents         4.08 cents
   May                         4.55 cents         4.08 cents         4.08 cents
--------------------------------------------------------------------------------
   TOTAL                      55.20 CENTS        49.65 CENTS        49.71 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month.

Keep in mind that your Fund offers the advantage of tax-free yields. The Performance Summary also shows that on May 31, 2003, the Fund's Class A shares' distribution rate was 5.12%, based on an annualization of the current 4.55 cent ($0.0455) per share dividend and the maximum offering price of $10.66. This tax-free rate is generally higher than the after-tax return on a comparable quality taxable investment. 1 An investor in the maximum combined federal and California state personal income tax bracket of 41.05% would need to earn 8.69% from a taxable investment to match the Fund's tax-free distribution rate. Furthermore, we did not use derivatives or leveraged assets as we sought to provide our shareholders a greater measure of principal stability in these uncertain times. The Performance Summary also shows the distribution rates and their taxable equivalents for Class B and C shares.

The high yield municipal bond market has underperformed the broader investment grade bond market over the past few years as a weak economy and higher default rates dampened high yield bonds' performance. Many high yield bonds, particularly those issued by airlines, confronted liquidity concerns during the year under review, which created opportunities for us to secure what we consider higher-quality, non-rated bonds at very attractive yields. With yield spreads between higher- and lower-rated credits wider than we have seen since the early 1990s, we believe traditional, essential-use sectors like transportation, education, utilities and land-secured bonds offer attractive return potential. Knowing what to buy and having

12  |Annual Report
the leverage to direct structure and price are very important, though, in securing higher-quality issues.

An example of our municipal bond investment activity during the reporting period was a $4.5 million deal we recently purchased in San Marcos, California. The bonds were issued to finance infrastructure improvements necessary for the development of 361 residential units north of San Diego. The special tax Mello Roos district contains 36 separate Improvement Areas and encompasses 1,011 gross acres, of which 618 acres are expected to be developed into 3,398 total residential units and subject to taxes. As of December 9, 2002, 1,118 permits had been pulled with home construction well under way. The developer is also pursuing the construction of an 18-hole golf course. Franklin has been involved in the district for more than 10 years and has purchased a majority of the underlying municipal bonds.

At period-end, lingering uncertainties brought about by U.S.-led war in Iraq, large state and municipal budget deficits, and the slow pace of economic recovery were important factors affecting the interest rate environment and high yield municipal bond market. We think Franklin California High Yield Municipal Fund is well positioned to take advantage of opportunities that may arise. We will continue to follow our philosophy of searching for the best investments while trying not to predict interest rate movements. We also intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report| 13

PERFORMANCE SUMMARY AS OF 5/31/03

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION


--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           5/31/03          5/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.24            $10.21            $9.97
  DISTRIBUTIONS (6/1/02-5/31/03)
  Dividend Income                       $0.5520
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           5/31/03          5/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.24            $10.26           $10.02
  DISTRIBUTIONS (6/1/02-5/31/03)
  Dividend Income                       $0.4965
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           5/31/03          5/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.23            $10.24           $10.01
  DISTRIBUTIONS (6/1/02-5/31/03)
  Dividend Income                       $0.4971
--------------------------------------------------------------------------------------------------

14  |Past performance does not guarantee future results.|Annual Report


-------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +8.15%           +26.71%          +84.55%
  Average Annual Total Return 2                         +3.58%            +3.95%           +5.86%
  Avg. Ann. Total Return (6/30/03) 3                    +2.20%            +3.78%           +5.65%
     Distribution Rate 4                     5.12%
     Taxable Equivalent Distribution Rate 5  8.69%
     30-Day Standardized Yield 6             4.80%
     Taxable Equivalent Yield 5              8.14%
-------------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            3-YEAR   INCEPTION (2/1/00)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +7.52%           +24.96%          +29.96%
  Average Annual Total Return 2                         +3.52%            +6.84%           +7.43%
  Avg. Ann. Total Return (6/30/03) 3                    +2.28%            +6.24%           +7.15%
     Distribution Rate 4                     4.78%
     Taxable Equivalent Distribution Rate 5  8.11%
     30-Day Standardized Yield 6             4.48%
     Taxable Equivalent Yield 5              7.60%
-------------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR   INCEPTION (5/1/96)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +7.43%           +23.21%          +50.39%
  Average Annual Total Return 2                         +5.38%            +4.05%           +5.78%
  Avg. Ann. Total Return (6/30/03) 3                    +4.25%            +3.91%           +5.68%
     Distribution Rate 4                     4.75%
     Taxable Equivalent Distribution Rate 5  8.05%
     30-Day Standardized Yield 6             4.42%
     Taxable Equivalent Yield 5              7.50%
-------------------------------------------------------------------------------------------------------


FOR MORE CURRENT PERFORMANCE, SEE FUNDS AND PERFORMANCE AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.


          Annual Report|Past performance does not guarantee future results.| 15

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  CLASS A5/31/03
---------------------------------------
  1-Year                       +3.58%
---------------------------------------
  5-Year                       +3.95%
---------------------------------------
  10-Year                      +5.86%

[GRAPHIC
OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Date Franklin California High       Lehman Brothers           CPI
              Yield Municipal Fund-Class B     Municipal Bond Index

    6/1/93                 $9,577                      $10,000           $10,000
   6/30/93                 $9,741                      $10,167           $10,014
   7/31/93                 $9,731                      $10,180           $10,014
   8/31/93                 $9,938                      $10,392           $10,042
   9/30/93                 $10,088                     $10,510           $10,063
  10/31/93                 $10,121                     $10,530           $10,104
  11/30/93                 $10,068                     $10,438           $10,111
  12/31/93                 $10,252                     $10,658           $10,111
   1/31/94                 $10,376                     $10,779           $10,139
   2/28/94                 $10,212                     $10,500           $10,173
   3/31/94                 $9,754                      $10,073           $10,208
   4/30/94                 $9,787                      $10,159           $10,222
   5/31/94                 $9,871                      $10,247           $10,229
   6/30/94                 $9,772                      $10,184           $10,264
   7/31/94                 $9,959                      $10,371           $10,292
   8/31/94                $10,034                      $10,407           $10,333
   9/30/94                 $9,934                      $10,254           $10,361
  10/31/94                 $9,792                      $10,072           $10,368
  11/30/94                 $9,566                       $9,889           $10,382
  12/31/94                 $9,632                      $10,107           $10,382
   1/31/95                 $9,921                      $10,396           $10,423
   2/28/95                 $10,211                     $10,698           $10,465
   3/31/95                 $10,427                     $10,821           $10,499
   4/30/95                 $10,484                     $10,834           $10,534
   5/31/95                 $10,767                     $11,180           $10,555
   6/30/95                 $10,662                     $11,083           $10,576
   7/31/95                 $10,709                     $11,188           $10,576
   8/31/95                 $10,824                     $11,330           $10,604
   9/30/95                 $10,929                     $11,402           $10,625
  10/31/95                 $11,101                     $11,567           $10,660
  11/30/95                 $11,297                     $11,759           $10,652
  12/31/95                 $11,460                     $11,872           $10,645
   1/31/96                 $11,522                     $11,962           $10,708
   2/29/96                 $11,436                     $11,881           $10,742
   3/31/96                 $11,328                     $11,729           $10,798
   4/30/96                 $11,311                     $11,696           $10,840
   5/31/96                 $11,362                     $11,691           $10,861
   6/30/96                 $11,543                     $11,818           $10,867
   7/31/96                 $11,618                     $11,925           $10,888
   8/31/96                 $11,635                     $11,922           $10,908
   9/30/96                 $11,826                     $12,089           $10,943
  10/31/96                 $11,971                     $12,226           $10,978
  11/30/96                 $12,188                     $12,450           $10,999
  12/31/96                 $12,166                     $12,397           $10,999
   1/31/97                 $12,169                     $12,421           $11,034
   2/28/97                 $12,292                     $12,535           $11,069
   3/31/97                 $12,172                     $12,369           $11,096
   4/30/97                 $12,297                     $12,472           $11,110
   5/31/97                 $12,459                     $12,661           $11,103
   6/30/97                 $12,634                     $12,796           $11,116
   7/31/97                 $12,984                     $13,151           $11,130
   8/31/97                 $12,924                     $13,027           $11,151
   9/30/97                 $13,165                     $13,182           $11,179
  10/31/97                 $13,269                     $13,266           $11,207
  11/30/97                 $13,386                     $13,345           $11,200
  12/31/97                 $13,592                     $13,540           $11,186
   1/31/98                 $13,709                     $13,679           $11,208
   2/28/98                 $13,724                     $13,683           $11,229
   3/31/98                 $13,724                     $13,695           $11,250
   4/30/98                 $13,711                     $13,634           $11,271
   5/31/98                 $13,933                     $13,849           $11,291
   6/30/98                 $14,011                     $13,903           $11,304
   7/31/98                 $14,064                     $13,938           $11,318
   8/31/98                 $14,275                     $14,154           $11,332
   9/30/98                 $14,488                     $14,331           $11,345
  10/31/98                 $14,474                     $14,331           $11,372
  11/30/98                 $14,568                     $14,381           $11,372
  12/31/98                 $14,591                     $14,417           $11,366
   1/31/99                 $14,723                     $14,589           $11,393
   2/28/99                 $14,691                     $14,524           $11,407
   3/31/99                 $14,714                     $14,545           $11,441
   4/30/99                 $14,737                     $14,581           $11,524
   5/31/99                 $14,637                     $14,497           $11,524
   6/30/99                 $14,383                     $14,288           $11,524
   7/31/99                 $14,405                     $14,339           $11,559
   8/31/99                 $14,192                     $14,225           $11,587
   9/30/99                 $14,186                     $14,230           $11,642
  10/31/99                 $13,844                     $14,077           $11,663
  11/30/99                 $13,966                     $14,226           $11,670
  12/31/99                 $13,605                     $14,119           $11,670
   1/31/00                 $13,386                     $14,057           $11,705
   2/29/00                 $13,596                     $14,220           $11,774
   3/31/00                 $14,024                     $14,530           $11,871
   4/30/00                 $13,976                     $14,444           $11,878
   5/31/00                 $13,914                     $14,369           $11,892
   6/30/00                 $14,114                     $14,750           $11,954
   7/31/00                 $14,360                     $14,955           $11,981
   8/31/00                 $14,769                     $15,185           $11,981
   9/30/00                 $14,750                     $15,106           $12,044
  10/31/00                 $14,880                     $15,271           $12,064
  11/30/00                 $14,890                     $15,387           $12,071
  12/31/00                 $15,127                     $15,767           $12,064
   1/31/01                 $15,259                     $15,923           $12,140
   2/28/01                 $15,316                     $15,974           $12,189
   3/31/01                 $15,449                     $16,118           $12,217
   4/30/01                 $15,215                     $15,944           $12,266
   5/31/01                 $15,396                     $16,116           $12,321
   6/30/01                 $15,501                     $16,224           $12,342
   7/31/01                 $15,730                     $16,464           $12,307
   8/31/01                 $16,086                     $16,736           $12,307
   9/30/01                 $16,035                     $16,679           $12,363
  10/31/01                 $16,221                     $16,877           $12,321
  11/30/01                 $16,122                     $16,736           $12,300
  12/31/01                 $15,941                     $16,577           $12,252
   1/31/02                 $16,191                     $16,863           $12,280
   2/28/02                 $16,234                     $17,066           $12,329
   3/31/02                 $15,986                     $16,731           $12,398
   4/30/02                 $16,191                     $17,058           $12,468
   5/31/02                 $16,316                     $17,162           $12,468
   6/30/02                 $16,491                     $17,343           $12,475
   7/31/02                 $16,600                     $17,567           $12,489
   8/31/02                 $16,776                     $17,778           $12,530
   9/30/02                 $17,069                     $18,167           $12,551
  10/31/02                 $16,780                     $17,866           $12,573
  11/30/02                 $16,740                     $17,791           $12,573
  12/31/02                 $17,021                     $18,166           $12,545
   1/31/03                 $16,996                     $18,121           $12,600
   2/28/03                 $17,210                     $18,374           $12,697
   3/31/03                 $17,202                     $18,385           $12,773
   4/30/03                 $17,315                     $18,507           $12,745
   5/31/03                 $17,675                     $18,940           $12,725


AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  CLASS B                     5/31/03
---------------------------------------
  1-Year                       +3.52%
---------------------------------------
  3-Year                       +6.84%
  Since Inception (2/1/00)     +7.43%


[GRAPHIC
OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          Date Franklin California High       Lehman Brothers          CPI
           Yield Municipal Fund-Class B     Municipal Bond Index

     2/1/00            $10,000                     $10,000           $10,000
     2/29/00           $10,137                     $10,116           $10,059
     3/31/00           $10,452                     $10,337           $10,141
     4/30/00           $10,422                     $10,276           $10,148
     5/31/00           $10,382                     $10,222           $10,160
     6/30/00           $10,526                     $10,493           $10,213
     7/31/00           $10,704                     $10,639           $10,236
     8/31/00           $11,014                     $10,803           $10,236
     9/30/00           $10,994                     $10,747           $10,289
    10/31/00           $11,086                     $10,864           $10,307
    11/30/00           $11,089                     $10,946           $10,313
    12/31/00           $11,259                     $11,217           $10,307
     1/31/01           $11,352                     $11,328           $10,372
     2/28/01           $11,400                     $11,364           $10,413
     3/31/01           $11,482                     $11,466           $10,437
     4/30/01           $11,303                     $11,342           $10,479
     5/31/01           $11,432                     $11,465           $10,526
     6/30/01           $11,515                     $11,542           $10,544
     7/31/01           $11,668                     $11,712           $10,514
     8/31/01           $11,938                     $11,906           $10,514
     9/30/01           $11,895                     $11,865           $10,562
    10/31/01           $12,026                     $12,006           $10,526
    11/30/01           $11,948                     $11,906           $10,508
    12/31/01           $11,809                     $11,792           $10,467
     1/31/02           $11,987                     $11,996           $10,491
     2/28/02           $12,013                     $12,140           $10,533
     3/31/02           $11,825                     $11,902           $10,592
     4/30/02           $11,970                     $12,135           $10,651
     5/31/02           $12,069                     $12,209           $10,651
     6/30/02           $12,179                     $12,338           $10,658
     7/31/02           $12,254                     $12,497           $10,669
     8/31/02           $12,379                     $12,647           $10,705
     9/30/02           $12,601                     $12,924           $10,723
    10/31/02           $12,371                     $12,710           $10,741
    11/30/02           $12,348                     $12,656           $10,741
    12/31/02           $12,536                     $12,923           $10,717
     1/31/03           $12,524                     $12,891           $10,765
     2/28/03           $12,662                     $13,071           $10,847
     3/31/03           $12,651                     $13,079           $10,913
     4/30/03           $12,740                     $13,166           $10,889
     5/31/03           $12,696                     $13,474           $10,871

Total Return                                        34.74%             8.71%

16  |Past performance does not guarantee future results.|Annual Report

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  CLASS C                     5/31/03
---------------------------------------
  1-Year                       +5.38%
---------------------------------------
  5-Year                       +4.05%
  Since Inception (5/1/96)     +5.78%


[GRAPHIC
OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          Date Franklin California High     Lehman Brothers               CPI
           Yield Municipal Fund-Class B   Municipal Bond Index

     5/1/96          $9,899                    $10,000                   $10,000
    5/31/96          $9,937                    $9,996                    $10,019
    6/30/96          $10,080                   $10,105                   $10,025
    7/31/96          $10,152                   $10,196                   $10,044
    8/31/96          $10,153                   $10,194                   $10,063
    9/30/96          $10,316                   $10,337                   $10,095
   10/31/96          $10,436                   $10,453                   $10,128
   11/30/96          $10,620                   $10,645                   $10,147
   12/31/96          $10,606                   $10,600                   $10,147
    1/31/97          $10,601                   $10,620                   $10,179
    2/28/97          $10,701                   $10,718                   $10,211
    3/31/97          $10,601                   $10,575                   $10,236
    4/30/97          $10,694                   $10,664                   $10,249
    5/31/97          $10,841                   $10,825                   $10,243
    6/30/97          $10,977                   $10,941                   $10,255
    7/31/97          $11,287                   $11,244                   $10,267
    8/31/97          $11,230                   $11,138                   $10,287
    9/30/97          $11,433                   $11,271                   $10,312
   10/31/97          $11,518                   $11,343                   $10,338
   11/30/97          $11,624                   $11,410                   $10,332
   12/31/97          $11,786                   $11,577                   $10,320
    1/31/98          $11,896                   $11,696                   $10,339
    2/28/98          $11,896                   $11,699                   $10,359
    3/31/98          $11,893                   $11,710                   $10,379
    4/30/98          $11,875                   $11,657                   $10,397
    5/31/98          $12,072                   $11,841                   $10,416
    6/30/98          $12,129                   $11,887                   $10,428
    7/31/98          $12,169                   $11,917                   $10,441
    8/31/98          $12,345                   $12,102                   $10,453
    9/30/98          $12,522                   $12,253                   $10,466
   10/31/98          $12,506                   $12,253                   $10,491
   11/30/98          $12,583                   $12,296                   $10,491
   12/31/98          $12,587                   $12,327                   $10,485
    1/31/99          $12,708                   $12,473                   $10,510
    2/28/99          $12,665                   $12,419                   $10,523
    3/31/99          $12,678                   $12,436                   $10,554
    4/30/99          $12,703                   $12,467                   $10,631
    5/31/99          $12,610                   $12,395                   $10,631
    6/30/99          $12,386                   $12,216                   $10,631
    7/31/99          $12,399                   $12,260                   $10,663
    8/31/99          $12,209                   $12,162                   $10,689
    9/30/99          $12,199                   $12,167                   $10,740
   10/31/99          $11,888                   $12,036                   $10,759
   11/30/99          $11,999                   $12,163                   $10,766
   12/31/99          $11,685                   $12,072                   $10,766
    1/31/00          $11,493                   $12,019                   $10,798
    2/29/00          $11,655                   $12,158                   $10,862
    3/31/00          $12,016                   $12,423                   $10,951
    4/30/00          $11,970                   $12,350                   $10,957
    5/31/00          $11,924                   $12,286                   $10,971
    6/30/00          $12,090                   $12,611                   $11,028
    7/31/00          $12,294                   $12,787                   $11,053
    8/31/00          $12,637                   $12,984                   $11,053
    9/30/00          $12,615                   $12,916                   $11,110
   10/31/00          $12,707                   $13,057                   $11,129
   11/30/00          $12,710                   $13,156                   $11,136
   12/31/00          $12,906                   $13,481                   $11,129
    1/31/01          $13,025                   $13,615                   $11,199
    2/28/01          $13,068                   $13,658                   $11,244
    3/31/01          $13,175                   $13,781                   $11,270
    4/30/01          $12,970                   $13,632                   $11,315
    5/31/01          $13,118                   $13,779                   $11,366
    6/30/01          $13,201                   $13,872                   $11,385
    7/31/01          $13,390                   $14,077                   $11,354
    8/31/01          $13,686                   $14,309                   $11,354
    9/30/01          $13,637                   $14,261                   $11,405
   10/31/01          $13,788                   $14,430                   $11,366
   11/30/01          $13,698                   $14,309                   $11,347
   12/31/01          $13,538                   $14,173                   $11,302
    1/31/02          $13,743                   $14,418                   $11,328
    2/28/02          $13,786                   $14,591                   $11,374
    3/31/02          $13,557                   $14,305                   $11,437
    4/30/02          $13,724                   $14,584                   $11,501
    5/31/02          $13,837                   $14,673                   $11,501
    6/30/02          $13,965                   $14,829                   $11,508
    7/31/02          $14,051                   $15,020                   $11,521
    8/31/02          $14,194                   $15,200                   $11,559
    9/30/02          $14,448                   $15,533                   $11,579
   10/31/02          $14,184                   $15,275                   $11,598
   11/30/02          $14,158                   $15,211                   $11,598
   12/31/02          $14,373                   $15,532                   $11,573
    1/31/03          $14,360                   $15,493                   $11,624
    2/28/03          $14,519                   $15,710                   $11,713
    3/31/03          $14,506                   $15,720                   $11,783
    4/30/03          $14,608                   $15,824                   $11,758
    5/31/03          $14,887                   $16,194                   $11,739





          Annual Report|Past performance does not guarantee future results.| 17

ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.


CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a higher initial sales charge; thus actual total returns may be lower.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class B) per share on 5/31/03.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/03.
7. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.


18  |Past performance does not guarantee future results. | Annual Report

Franklin Tennessee Municipal Bond Fund


YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Tennessee Municipal Bond Fund seeks to provide high, current income exempt from regular federal and Tennessee state personal income taxes while seeking preservation of capital through a portfolio consisting mainly of Tennessee municipal securities. 1

--------------------------------------------------------------------------------
Credit Quality Breakdown*
Franklin Tennessee Municipal Bond Fund
Based on Total Long-Term Investments as of 5/31/03


[GRAPHIC
OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
AAA ....... 65.1%
AA ........ 25.5%
A .........  4.5%
BBB .......  3.6%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

--------------------------------------------------------------------------------

STATE UPDATE

Tennessee began fiscal year 2003 with a balanced budget, which relied upon the adoption of a revenue enhancement act that raised a projected $923 million of new revenues. Much of this projected new revenue is derived from a 1% increase in the state sales tax rate, the largest tax increase in state history. Tennessee budgeted what looked like fairly conservative revenues, assuming 2.4% sales tax revenue growth, which accounts for about 60% of fiscal year 2003 revenues. 2 However, based on sluggish economic recovery and prevailing national and state economic uncertainty, fall 2002 revenue collections were flat compared with year earlier figures.

1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.
2. Source: Standard & Poor's, RATINGSDIRECT, 9/18/02.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 34.


                                                              Annual Report| 19

PORTFOLIO BREAKDOWN
Franklin Tennessee Municipal Bond Fund
5/31/03

------------------------------------------------
  % OF TOTAL
------------------------------------------------
  LONG-TERM INVESTMENTS
------------------------------------------------
  General Obligation                     29.7%
------------------------------------------------
  Utilities                              21.3%
------------------------------------------------
  Prerefunded                            12.6%
------------------------------------------------
  Hospital & Health Care                 10.3%
------------------------------------------------
  Transportation                          7.0%
------------------------------------------------
  Other Revenue                           6.9%
------------------------------------------------
  Housing                                 5.3%
------------------------------------------------
  Subject to Government Appropriations    3.8%
------------------------------------------------
  Corporate-Backed                        2.2%
------------------------------------------------
  Tax-Supported                           0.9%

A statutory requirement for timely revenue estimate revisions, coupled with a revenue fluctuation reserve, proved essential to maintaining balanced financial operations during the current fiscal year. Tennessee's revenue fluctuation reserve is just $135 million, or 0.2% of projected fiscal year 2003 revenues. 2 Reduced reserves increase the importance of budgeting accuracy and limit the margin for error during this continuing period of economic uncertainty.

The state's strengths include historically moderate debt levels and modest debt ratios, adequate reserve levels and increasing economic diversification, which continues to offset declines in the non-durable manufacturing sector. However, increased budget pressure and Tennessee's heavy reliance on a narrow revenue stream to fund its operating budget have placed downward pressure on its Aa2 credit rating and contribute to a negative credit outlook from Moody's Investors Service. 3


PORTFOLIO NOTES

During the Fund's fiscal year, bond markets experienced volatility as long-term interest rates generally declined overall. The Bond Buyer Municipal Bond Index, an indicator of municipal bond market performance, declined in yield from 5.37% at the beginning of the reporting period to 4.83% at the end. 4 Bond yields and prices move inversely; therefore, Franklin Tennessee Municipal Bond Fund - Class A share price, as measured by net asset value, increased from $10.96 on May 31, 2002, to $11.59 on May 31, 2003.

For the year ended May 31, 2003, Franklin Tennessee Municipal Bond Fund - Class A posted a +10.64% cumulative total return, as shown in the Performance Summary beginning on page 22. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 10.36% during the same period. 5 Our investment strategy attempts to provide high, current, tax-free income for our shareholders. It is important to remember that over time the tax-free income received from municipal bonds will ultimately drive the Fund's total return performance.

Despite historically low interest rates during the reporting period, Tennessee's new-issue supply was relatively light. For example, the state issued $1.1 billion for the


3. This does not indicate Moody's rating of the Fund.
4. Source: THE BOND BUYER. The Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been 29-30 years.
5. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag. The index includes reinvested interest.

20  |Annual Report
first five months of 2003, a 57.5% decrease from the same period in 2002. As a result, we found value in Puerto Rico bonds that helped the Fund remain fully invested and helped protect the tax-free dividend distribution. 1

The Fund experienced significant cash inflows during the reporting period. As the Fund's assets increased, they were invested at historically low interest rates. The number of shares outstanding increased and the Fund's investment income per share decreased, which ultimately led to a reduction in in the Fund's dividend during the period. We added positions in Madison County GO, Puerto Rico Commonwealth GO, and Puerto Rico Commonwealth Highway and Transportation Authority Revenue bonds.

During the Fund's fiscal year, one of our positions experienced default. The Hamilton County IDB MFHR for Patten Towers Apartments failed to make its August 2002 and February 2003 interest payments. However, this issue represented just 0.04% of the Fund's total long-term investments at fiscal year-end, and thus had minimal impact.

Please keep in mind that your Fund combines the advantage of high credit quality with tax-free yields. 1 The Performance Summary also shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.12%. This tax-free rate is generally higher than the after-tax return on a comparable quality taxable investment. An investor in the maximum combined federal and Tennessee state personal tax bracket of 38.90% would need to earn 6.74% from a taxable investment to match the Fund's tax-free distribution rate.

Predicting market cycles is very difficult, even for professional economists, which is why we recommend investing for the long term. It is important to remember that over time the tax-free income received from municipal bonds will ultimately drive the Fund's total return performance. Thank you for your investment in Franklin Tennessee Municipal Bond Fund.

THIS DISCUSSION REFLECTS OUR VIEWS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

DIVIDEND DISTRIBUTIONS*
Franklin Tennessee Municipal Bond Fund-
Class A
6/1/02-5/31/03

---------------------------------------
  MONTH            DIVIDEND PER SHARE
---------------------------------------
  June                     4.40 cents
---------------------------------------
  July                     4.40 cents
---------------------------------------
  August                   4.40 cents
---------------------------------------
  September                4.30 cents
---------------------------------------
  October                  4.30 cents
---------------------------------------
  November                 4.30 cents
---------------------------------------
  December                 4.20 cents
---------------------------------------
  January                  4.20 cents
---------------------------------------
  February                 4.20 cents
---------------------------------------
  March                    4.20 cents
---------------------------------------
  April                    4.20 cents
---------------------------------------
  May                      4.20 cents
---------------------------------------
  TOTAL                   51.30 CENTS

*Assumes shares were purchased and held
for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.


                                                              Annual Report| 21

Performance Summary as of 5/31/03

FRANKLIN TENNESSEE MUNICIPAL BOND FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION


-----------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           5/31/03          5/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.63            $11.59           $10.96
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/02-5/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5130



PERFORMANCE 1


-----------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR  INCEPTION (5/10/94)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                            +10.64%           +32.07%          +83.46%
  Average Annual Total Return 3                         +5.91%            +4.81%           +6.42%
  Avg. Ann. Total Return (6/30/03) 4                    +4.46%            +4.58%           +6.30%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 5                      4.12%
     Taxable Equivalent Distribution Rate 6   6.74%
     30-Day Standardized Yield 7              3.36%
     Taxable Equivalent Yield 6               5.50%

FOR MORE CURRENT PERFORMANCE, SEE FUNDS AND PERFORMANCE AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.


22  |Past performance does not guarantee future results. | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes the maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index
(CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  CLASS A                     5/31/03
---------------------------------------
  1-Year                       +5.91%
---------------------------------------
  5-Year                       +4.81%
  Since Inception (5/10/94)    +6.42%

[GRAPHIC
OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Date Franklin Tennessee           Lehman Brothers         CPI
            Municipal Bond Fund-Class A      Municipal Bond Index

     5/10/94           $9,579                      $10,000           $10,000
     5/31/94           $9,693                      $10,059           $10,005
     6/30/94           $9,579                       $9,998           $10,039
     7/31/94           $9,799                      $10,181           $10,066
     8/31/94           $9,818                      $10,216           $10,106
     9/30/94           $9,644                      $10,066           $10,133
    10/31/94           $9,381                       $9,887           $10,141
    11/30/94           $9,148                       $9,708           $10,154
    12/31/94           $9,448                       $9,921           $10,154
     1/31/95           $9,799                      $10,205           $10,194
     2/28/95           $10,103                     $10,502           $10,235
     3/31/95           $10,201                     $10,623           $10,269
     4/30/95           $10,219                     $10,636           $10,303
     5/31/95           $10,537                     $10,975           $10,323
     6/30/95           $10,436                     $10,879           $10,344
     7/31/95           $10,485                     $10,983           $10,344
     8/31/95           $10,637                     $11,122           $10,371
     9/30/95           $10,706                     $11,192           $10,392
    10/31/95           $10,858                     $11,355           $10,426
    11/30/95           $11,063                     $11,543           $10,419
    12/31/95           $11,187                     $11,654           $10,411
     1/31/96           $11,250                     $11,743           $10,473
     2/29/96           $11,135                     $11,663           $10,506
     3/31/96           $11,010                     $11,513           $10,561
     4/30/96           $10,989                     $11,481           $10,602
     5/31/96           $11,010                     $11,477           $10,622
     6/30/96           $11,148                     $11,602           $10,629
     7/31/96           $11,254                     $11,706           $10,649
     8/31/96           $11,264                     $11,704           $10,669
     9/30/96           $11,458                     $11,868           $10,703
    10/31/96           $11,577                     $12,002           $10,737
    11/30/96           $11,783                     $12,221           $10,758
    12/31/96           $11,729                     $12,170           $10,758
     1/31/97           $11,740                     $12,193           $10,792
     2/28/97           $11,860                     $12,305           $10,826
     3/31/97           $11,705                     $12,142           $10,853
     4/30/97           $11,817                     $12,244           $10,866
     5/31/97           $11,995                     $12,429           $10,859
     6/30/97           $12,129                     $12,562           $10,872
     7/31/97           $12,512                     $12,909           $10,885
     8/31/97           $12,365                     $12,788           $10,906
     9/30/97           $12,543                     $12,940           $10,933
    10/31/97           $12,620                     $13,023           $10,961
    11/30/97           $12,754                     $13,100           $10,954
    12/31/97           $12,981                     $13,291           $10,941
     1/31/98           $13,116                     $13,428           $10,962
     2/28/98           $13,112                     $13,432           $10,983
     3/31/98           $13,120                     $13,444           $11,003
     4/30/98           $13,058                     $13,384           $11,023
     5/31/98           $13,289                     $13,595           $11,043
     6/30/98           $13,368                     $13,648           $11,056
     7/31/98           $13,400                     $13,682           $11,070
     8/31/98           $13,611                     $13,894           $11,083
     9/30/98           $13,786                     $14,068           $11,096
    10/31/98           $13,733                     $14,068           $11,123
    11/30/98           $13,800                     $14,117           $11,123
    12/31/98           $13,839                     $14,153           $11,116
     1/31/99           $13,981                     $14,321           $11,143
     2/28/99           $13,903                     $14,258           $11,156
     3/31/99           $13,957                     $14,278           $11,190
     4/30/99           $13,962                     $14,314           $11,271
     5/31/99           $13,844                     $14,231           $11,271
     6/30/99           $13,564                     $14,026           $11,271
     7/31/99           $13,568                     $14,076           $11,305
     8/31/99           $13,323                     $13,964           $11,332
     9/30/99           $13,267                     $13,969           $11,387
    10/31/99           $12,970                     $13,818           $11,407
    11/30/99           $13,128                     $13,965           $11,414
    12/31/99           $12,945                     $13,860           $11,414
     1/31/00           $12,824                     $13,799           $11,448
     2/29/00           $12,999                     $13,959           $11,516
     3/31/00           $13,382                     $14,263           $11,610
     4/30/00           $13,261                     $14,179           $11,617
     5/31/00           $13,101                     $14,106           $11,631
     6/30/00           $13,501                     $14,479           $11,692
     7/31/00           $13,747                     $14,681           $11,718
     8/31/00           $14,006                     $14,907           $11,718
     9/30/00           $13,882                     $14,829           $11,779
    10/31/00           $14,050                     $14,991           $11,799
    11/30/00           $14,193                     $15,105           $11,807
    12/31/00           $14,659                     $15,478           $11,799
     1/31/01           $14,748                     $15,631           $11,874
     2/28/01           $14,824                     $15,681           $11,921
     3/31/01           $14,942                     $15,822           $11,949
     4/30/01           $14,746                     $15,651           $11,996
     5/31/01           $14,906                     $15,820           $12,050
     6/30/01           $15,051                     $15,926           $12,071
     7/31/01           $15,322                     $16,162           $12,037
     8/31/01           $15,566                     $16,429           $12,037
     9/30/01           $15,419                     $16,373           $12,091
    10/31/01           $15,637                     $16,568           $12,050
    11/30/01           $15,532                     $16,429           $12,030
    12/31/01           $15,298                     $16,273           $11,983
     1/31/02           $15,573                     $16,554           $12,010
     2/28/02           $15,778                     $16,753           $12,058
     3/31/02           $15,455                     $16,424           $12,126
     4/30/02           $15,748                     $16,745           $12,194
     5/31/02           $15,855                     $16,847           $12,194
     6/30/02           $16,006                     $17,025           $12,201
     7/31/02           $16,200                     $17,245           $12,215
     8/31/02           $16,381                     $17,452           $12,255
     9/30/02           $16,796                     $17,834           $12,276
    10/31/02           $16,404                     $17,538           $12,297
    11/30/02           $16,348                     $17,464           $12,297
    12/31/02           $16,709                     $17,833           $12,270
     1/31/03           $16,652                     $17,788           $12,324
     2/28/03           $16,894                     $18,037           $12,418
     3/31/03           $16,972                     $18,048           $12,493
     4/30/03           $17,126                     $18,167           $12,465
     5/31/03           $17,572                     $18,592           $12,446



          Annual Report|Past performance does not guarantee future results.| 23

ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.


CLASS A:     Subject to the maximum 4.25% initial sales charge.


1. The Fund's manager agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 3.16%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.
2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Distribution rate is based on an annualization of the current 4.15 cent per share monthly dividend and the maximum offering price of $12.10 per share on 5/31/03.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and Tennessee state personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.
7. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/03.
8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.

24  |Past performance does not guarantee future results.|Annual Report

Franklin Municipal Securities Trust

FINANCIAL HIGHLIGHTS


FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                                         ------------------------------------------------------------
                                                                              YEAR ENDED MAY 31,
CLASS A                                                        2003         2002       2001        2000        1999
                                                         ------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................     $ 9.97        $9.95      $9.52      $10.60      $10.65
                                                         ------------------------------------------------------------

Income from investment operations:

 Net investment income a ...............................        .54          .57 c      .60         .56         .57

 Net realized and unrealized gains (losses) ............        .25          .02 c      .39       (1.08)       (.04)
                                                         ------------------------------------------------------------

Total from investment operations .......................        .79          .59        .99        (.52)        .53
                                                         ------------------------------------------------------------
Less distributions from net investment income ..........       (.55)        (.57)      (.56)       (.56)       (.58)
                                                         ------------------------------------------------------------
Net asset value, end of year ...........................     $10.21        $9.97      $9.95      $ 9.52      $10.60
                                                         ------------------------------------------------------------

Total return b .........................................      8.15%        5.99%     10.61%     (4.88)%       5.07%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $537,770     $503,337   $483,666    $464,423    $583,752

Ratios to average net assets:

 Expenses ..............................................       .65%         .61%       .50%        .49%        .44%

 Expenses excluding waiver by affiliate ................       .65%         .65%       .65%        .66%        .71%

 Net investment income .................................      5.36%        5.66% c    6.02%       5.70%       5.22%

Portfolio turnover rate ................................     10.13%       21.77%     29.01%      47.45%      14.31%


a  Based on average shares outstanding effective year ended May 31, 2000.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
   Net investment income per share ...........................  $.01
   Net realized and unrealized gains (losses) per share ......  (.01)
   Ratio of net investment income to average net assets ......   .08%
   Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

                                                              Annual Report| 25

FRANKLIN MUNICIPAL SECURITIES TRUST

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                              -----------------------------------------------
                                                                             YEAR ENDED MAY 31,
CLASS B                                                           2003       2002        2001        2000 D
                                                              -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................     $10.02     $ 9.98       $9.54       $9.34
                                                              -----------------------------------------------
Income from investment operations:

 Net investment income a ...................................        .49        .52 c       .53         .17

 Net realized and unrealized gains (losses) ................        .24        .03 c       .42         .20
                                                              -----------------------------------------------
Total from investment operations ...........................        .73        .55         .95         .37
                                                              -----------------------------------------------
Less distributions from net investment income ..............       (.50)      (.51)       (.51)       (.17)
                                                              -----------------------------------------------
Net asset value, end of year ...............................     $10.25     $10.02       $9.98       $9.54
                                                              -----------------------------------------------

Total return b .............................................      7.52%      5.58%      10.08%       4.00%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................    $29,268    $23,029     $11,598        $808

Ratios to average net assets:

 Expenses ..................................................      1.20%      1.16%       1.05%       1.02% e

 Expenses excluding waiver by affiliate ....................      1.20%      1.20%       1.20%       1.19% e

 Net investment income .....................................      4.81%      5.13% c     5.32%       5.33% e

Portfolio turnover rate ....................................     10.13%     21.77%      29.01%      47.45%


a  Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
   Net investment income per share ............................ $.01
   Net realized and unrealized gains (losses) per share ....... (.01)
   Ratio of net investment income to average net assets ....... .08%
   Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
d  For the period February 1, 2000 (effective date) to May 31, 2000.
e  Annualized


26 |Annual Report

Franklin Municipal Securities Trust

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                             --------------------------------------------------------------
                                                                                     YEAR ENDED MAY 31,
CLASS C                                                               2003         2002       2001        2000        1999
                                                             --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................          $10.01       $ 9.98      $9.55      $10.63      $10.68
                                                             --------------------------------------------------------------

Income from investment operations:

 Net investment income a .................................             .48          .52 c      .54         .51         .51

 Net realized and unrealized gains (losses) ..............             .25          .02 c      .40       (1.08)       (.04)
                                                             --------------------------------------------------------------

Total from investment operations .........................             .73          .54        .94        (.57)        .47
                                                             --------------------------------------------------------------
Less distributions from net investment income ............            (.50)        (.51)      (.51)       (.51)       (.52)
                                                             --------------------------------------------------------------
Net asset value, end of year .............................          $10.24       $10.01      $9.98      $ 9.55      $10.63
                                                             --------------------------------------------------------------


Total return b ...........................................           7.43%        5.49%      9.98%      (5.39)%      4.48%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................         $77,748      $74,611    $67,735     $64,890     $78,338

Ratios to average net assets:

 Expenses ................................................           1.20%        1.16%      1.05%       1.04%        .99%

 Expenses excluding waiver by affiliate ..................           1.20%        1.20%      1.20%       1.21%       1.26%

 Net investment income ...................................           4.81%        5.12% c    5.48%       5.15%       4.66%

Portfolio turnover rate ..................................          10.13%       21.77%     29.01%      47.45%      14.31%


a  Based on average shares outstanding effective year ended May 31, 2000.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cEffective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

   Net investment income per share ...........................  $.01
   Net realized and unrealized gains (losses) per share ......  (.01)
   Ratio of net investment income to average net assets ......  .08%

   Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

                           Annual Report|See notes to financial statements.| 27

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, MAY 31, 2003


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                            PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.2%
  BONDS 84.6%
  ABAG, 1915 Act, Revenue, Windemere Ranch AD 1,
     7.30%, 9/02/17 .........................................................................$10,000,000      $ 10,727,600
     7.35%, 9/02/20 .........................................................................  7,930,000         8,498,660
     7.45%, 9/02/30 .........................................................................  4,910,000         5,279,281
  ABAG, 1915 Act, Special Assessment, Windemere Ranch AD 99-1,
     6.20%, 9/02/20 .........................................................................  1,970,000         2,064,757
     6.30%, 9/02/25 .........................................................................  2,965,000         3,079,834
  ABAG Finance Authority for Nonprofit Corps. COP, 6.15%, 1/01/22 ...........................  1,335,000         1,505,880
  Adelanto Water Authority Revenue,
     Parity Water Systems Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 .......  3,295,000         4,169,328
     Water Systems Acquisition Project, sub. lien, Series A, Pre-Refunded, 7.50%, 9/01/28 ...  2,000,000         2,600,980
  Alameda CFD No. 2 Special Tax, 6.125%, 9/01/16 ............................................  1,240,000         1,289,612
  Alameda PFA, Local Agency Revenue, Special Tax, Community Facility No. 1-A,
     6.70%, 8/01/12 .........................................................................  3,400,000         3,671,728
     7.00%, 8/01/19 .........................................................................  4,015,000         4,275,172
  Avenal PFAR, Refunding,
     7.00%, 9/02/10 .........................................................................  1,150,000         1,233,548
     7.25%, 9/02/27 .........................................................................  3,665,000         3,893,806
  Calexico Special Financing Authority Sales Tax Revenue,
     ETM, 7.40%, 1/01/04 ....................................................................    235,000           243,531
     ETM, 7.40%, 1/01/05 ....................................................................    285,000           312,813
     ETM, 7.40%, 1/01/06 ....................................................................    340,000           392,632
     Pre-Refunded, 7.40%, 1/01/18 ...........................................................  7,680,000         8,868,864
  California City RDA, Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 ........  9,670,000        10,553,258
  California Educational Facilities Authority Revenue,
     Keck Graduate Institute, 6.75%, 6/01/30 ................................................  2,500,000         2,803,000
     Pooled College and University, Series B, 6.625%, 6/01/20 ...............................  1,000,000         1,125,260
     Pooled College and University, Series B, 6.30%, 4/01/21 ................................  1,000,000         1,102,830
  California Health Facilities Financing Authority Revenue,
     Kaiser Permanente, Series A, 5.40%, 5/01/28 ............................................  5,000,000         5,159,800
     Kaiser Permanente, Series B, 5.25%, 10/01/16 ...........................................  3,250,000         3,419,683
     Kaiser Permanente Medical Project, Series A, 5.55%, 8/15/25 ............................  3,250,000         3,263,813
     Thessalonika Family, Series A, 6.20%, 12/01/15 .........................................    990,000         1,105,286
  California HFAR, Home Mortgage, Series H, FHA Insured, 6.25%, 8/01/27 .....................    165,000           171,377
  California PCFA,
     PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 .........................  2,000,000         2,008,140
     Solid Waste Disposal Revenue, Browning-Ferris Industries Inc., 6.75%, 9/01/19 ..........  7,000,000         6,951,350
     Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%, 11/01/27 .....  9,100,000         9,131,213
  California Special Districts Association Finance Corp. COP, Series V, 7.50%, 5/01/13 ......     45,000            46,799
  California State GO,
     5.00%, 2/01/32 .........................................................................  7,000,000         7,122,360
     FGIC Insured, 6.00%, 8/01/19 ...........................................................     30,000            32,115
  California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 ..............  1,070,000         1,127,299
  California Statewide CDA,
     COP, Catholic Healthcare West, 6.50%, 7/01/20 .......................................... 12,060,000        13,121,159
     COP, International School of Peninsula Project, 7.50%, 11/01/29 ........................ 10,835,000        11,408,388
     COP, Windward School, 6.90%, 9/01/23 ...................................................  2,000,000         2,103,220
     Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%, 10/01/33 ..........  3,320,000         1,245,066

28  |Annual Report

Franklin Municipal Securities Trust


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                          PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Statewide CDA Revenue,
     Bentley School, Refunding, 6.75%, 7/01/32 ............................................. $ 8,250,000       $ 8,617,125
     COP, Familiesfirst Inc., CHFCLP Insured, Pre-Refunded, 7.25%, 12/01/22 ................   1,800,000         2,000,178
     Elder Care Alliance, Series A, 8.00%, 11/15/22 ........................................   3,000,000         3,125,880
     Elder Care Alliance, Series A, 8.25%, 11/15/32 ........................................   4,000,000         4,165,720
     Eskaton Village Grass Valley, 8.25%, 11/15/31 .........................................  10,000,000        10,969,600
     Monterey Institute International, 7.75%, 7/01/31 ......................................  10,000,000         8,900,800
     Presidio Hill School, 6.875%, 8/01/32 .................................................   6,195,000         6,396,461
     Prospect Sierra School, 6.75%, 9/01/32 ................................................   5,000,000         5,197,900
     Seven Hills School, 6.50%, 8/01/31 ....................................................   5,600,000         5,770,688
     Sonoma County Day School, 6.75%, 1/01/32 ..............................................   6,000,000         6,304,740
     Thomas Jefferson School of Law Project, 7.75%, 10/01/31 ...............................   5,000,000         5,171,400
     Turning Point, 6.50%, 11/01/31 ........................................................   6,130,000         6,364,411
  California University Fresno Association Inc. Revenue, Senior Auxiliary Organization Event Center,
 6.00%, 7/01/22 ............................................................................   3,500,000         3,691,135
  Campbell RDA, Tax Allocation, Central Campbell Redevelopment Project, Series A,
 6.55%, 10/01/32 ...........................................................................   5,300,000         5,934,463
  Childrens Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
 5.625%, 5/15/43 ...........................................................................   4,200,000         3,599,904
  Chula Vista Special Tax, CFD No. 2000-1, 6.60%, 9/01/30 ..................................   1,500,000         1,562,685
  Corona CFD, Special Tax, No. 01-02, Improvement Numbers 1 and 2, 6.25%, 9/01/32 ..........   1,890,000         1,915,250
  Corona-Norco USD, Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ..............................   2,120,000         2,273,106
  Cotati South Sonoma Business Park AD, Special Assessment, Improvement, 6.50%, 9/02/33 ....   5,875,000         5,967,414
  Duarte RDA, Tax Allocation,
     Davis Addition Project Area, Refunding, 6.70%, 9/01/14 ................................   2,615,000         2,940,698
     Davis Addition Project Area, Refunding, 6.90%, 9/01/18 ................................   4,120,000         4,594,624
     Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 ......................     700,000           858,508
  El Dorado County Public Financing Revenue, 6.375%, 2/15/25 ...............................   1,885,000         2,067,223
  El Dorado County Special Tax, CFD No. 1992-1, 6.125%, 9/01/16 ............................   4,755,000         5,002,783
  Elk Grove Special Tax, East Franklin Community No. 1-A, 6.00%, 8/01/33 ...................   5,000,000         5,125,650
  Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 .......   3,500,000         3,724,385
  Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 .................   1,840,000         2,152,653
  Fontana Special Tax CFD No. 12,
     6.60%, 9/01/19 ........................................................................   3,295,000         3,520,016
     6.625%, 9/01/30 .......................................................................   7,675,000         8,129,821
  Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%, 7/01/24 ...   6,375,000         6,546,105
  Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded,
 7.75%, 9/01/25 ............................................................................   2,500,000         2,897,575
  Granada Sanitation District 1915 Act, Sewage Treatment Facilities, Financing District, Series A,
     7.125%, 9/02/16 .......................................................................     830,000           857,224
     7.25%, 9/02/22 ........................................................................     865,000           893,190
  Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 ......................................   3,865,000         4,069,613
  Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding, 6.35%, 12/01/33 ..........   4,000,000         4,131,320
  Hercules RDA, Tax Allocation, Hercules Merged Project, 6.40%, 9/01/21 ....................   5,000,000         5,124,700
  Hesperia PFAR, Series B, 7.375%, 10/01/23 ................................................   1,930,000         1,973,000
  Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 .............   5,000,000         5,239,900

                                                              Annual Report| 29

Franklin Municipal Securities Trust


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                           PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Imperial County Special Tax, CFD No. 98-1,
     6.45%, 9/01/17 ........................................................................ $ 2,145,000       $ 2,024,687
     6.50%, 9/01/31 ........................................................................   5,705,000         5,250,426
  Indio 1915 Act, GO,
     AD No. 99-1, 7.125%, 9/02/20 ..........................................................   2,390,000         2,544,992
     AD No. 2001-1, 6.50%, 9/02/26 .........................................................   4,800,000         4,947,792
  John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/13 ..............   1,500,000         1,605,390
  Lafayette RDA, Tax Allocation, 5.75%, 8/01/32 ............................................   1,000,000         1,052,970
  Lake Elsinore 1915 Act, AD No. 93-1, Limited Obligation, Refunding, 7.00%, 9/02/30 .......   8,905,000         9,502,704
  Lake Elsinore USD, CFD, Special Tax, No. 2001-1, 6.30%, 9/01/33 ..........................   4,525,000         4,669,167
  Lancaster RDA, Tax Allocation,
     7.00%, 12/01/29 .......................................................................   1,780,000         1,811,613
     Residential Redevelopment Project, sub. lien, Refunding, 6.65%, 9/01/27 ...............   2,500,000         2,681,775
  Los Angeles Harbor Department Revenue, Series B, 6.00%, 8/01/14 ..........................   3,500,000         3,960,320
  Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 ..................................   1,150,000         1,165,732
  Lynwood PFA,
     Lease Revenue, 6.25%, 9/01/22 .........................................................   1,080,000         1,186,855
     Lease Revenue, 6.30%, 9/01/29 .........................................................   2,680,000         2,944,704
     Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ..................................   1,000,000         1,092,510
  Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ...........................   1,175,000         1,260,164
  Modesto PFA, Lease Revenue, John Thurman Field Renovation Project, 6.125%, 11/01/16 ......   1,465,000         1,596,176
  Murrieta CFD, 1915 Act, No. 2000-1, Special Tax, 6.375%, 9/01/30 .........................   4,100,000         4,241,286
  Murrieta CFD Special Tax Revenue, No. 1 Bluestone Improvement, Area A, 6.20%, 9/01/25 ....   2,105,000         2,141,459
  Norco California Special Tax CFD, No. 02-1, 6.50%, 3/01/33 ...............................   1,500,000         1,512,060
  Norco Special Tax CFD, GO, No. 97-1, 7.10%, 10/01/30 .....................................   2,640,000         2,883,355
  North Natomas CFD, Special Tax No. 4, Series B, 6.375%, 9/01/31 ..........................   4,375,000         4,586,575
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A,
 6.60%, 3/15/28 ............................................................................   1,890,000         2,027,441
  Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 ........................   2,550,000         2,763,333
  Orinda 1915 Act, Special Assessment, AD No. 94-1, Oak Springs, 8.25%, 9/02/19 ............   1,353,000         1,359,089
  Perris CFD, Special Tax No. 2002-1, Series A,
     6.375%, 9/01/23 .......................................................................   1,475,000         1,499,898
     6.50%, 9/01/29 ........................................................................   2,045,000         2,079,274
     6.50%, 9/01/33 ........................................................................   2,120,000         2,155,531
  Perris PFA, Local Agency Revenue, Series B, Pre-Refunded, 7.25%, 8/15/23 .................     500,000           516,005
  Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 ................   7,250,000         7,667,238
  Rancho Water District Special Tax, Community Facilities 99-1,
     Area A, Series A, 6.70%, 9/01/30 ......................................................   2,140,000         2,262,429
     Area B, Series A, 6.70%, 9/01/30 ......................................................   2,500,000         2,643,025
  Richmond 1915 Act, Limited Obligation, ID No. 99-01, 7.20%, 9/02/30 ......................   7,885,000         8,147,649
  Richmond Revenue, YMCA East Bay Project, Refunding, 7.25%, 6/01/17 .......................   2,495,000         2,628,408
  Riverside County CFD,
     Special Tax No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 ................   7,335,000         7,985,248
     Special Tax No. 89-1, Mountain Cove, Refunding, 6.50%, 9/01/25 ........................   3,390,000         3,534,312
  Roseville Special Tax,
     Highland CFD No. 1, 6.30%, 9/01/25 ....................................................   8,960,000         9,321,178
     Stoneridge CFD No. 1, 6.20%, 9/01/21 ..................................................   1,250,000         1,318,700


30  | Annual Report

Franklin Municipal Securities Trust


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                            PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Roseville Special Tax, (cont.)
     Stoneridge CFD No. 1, 6.30%, 9/01/31 .................................................. $ 1,500,000       $ 1,578,330
     Woodcreek West CFD No. 1, 6.70%, 9/01/25 ..............................................   3,000,000         3,184,650
  Roseville Special Tax CFD, No. 1 Stone point, 6.375%,
     9/01/24 ...............................................................................   1,750,000         1,756,423
     9/01/28 ...............................................................................   2,500,000         2,498,125
  Sacramento County Special Tax, CFD No.1, Refunding, 6.30%, 9/01/21 .......................   1,575,000         1,635,590
  San Bernardino Associated Communities Financing Authority COP, Granada Hills Health Care,
 Refunding and Improvement, Series A, 6.90%, 5/01/27 .......................................   3,000,000           660,000
  San Diego County Educational Facilities Authority No.1 Lease Revenue, 6.50%, 8/15/15 .....     850,000           908,846
  San Diego Special Tax, CFD No. 1, Series B, Pre-Refunded, 7.10%, 9/01/20 .................   3,500,000         4,025,140
  San Francisco City and County Airport Commission International Airport Revenue, Issue 8A,
 Second Series, FGIC Insured, 6.25%, 5/01/20 ...............................................   1,570,000         1,641,780
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, 5.50%, 1/15/28 ...................................................   2,200,000         2,217,798
     senior lien, 5.00%, 1/01/33 ...........................................................   9,500,000         9,172,535
a San Luis Obispo COP, Vista Hospital System Inc., 6.45%, 7/01/29 ..........................   6,660,000         2,464,200
  San Marcos PFA, Special Tax Revenue,
     Series A, 6.70%, 9/01/32 ..............................................................   3,500,000         3,639,160
     Series A, 6.30%, 9/01/33 ..............................................................   1,000,000         1,016,840
     Series B, 6.50%, 9/01/33 ..............................................................   6,670,000         6,778,388
  San Marcos Public Facilities Authority Special Tax Revenue, Series A,
     6.45%, 9/01/34 ........................................................................   3,200,000         3,258,688
     6.375%, 9/01/35 .......................................................................   3,535,000         3,586,682
  San Marcos RDA, Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 ....   2,000,000         2,081,680
  San Mateo RDA, Tax Allocation, Merged Area, Series A, 5.50%, 8/01/22 .....................   1,000,000         1,080,260
  San Ramon PFA, Tax Allocation Revenue, Refunding, 6.90%, 2/01/24 .........................     800,000           847,256
  Saugus USD, Special Tax, 6.00%, 9/01/27 ..................................................   2,200,000         2,211,462
  Simi Valley 1915 Act, AD No. 98-1, Madera, 7.30%, 9/02/24 ................................   4,000,000         4,324,480
  Southern California Public Power Authority Transmission Project Revenue, Southern Transmission
 Project, 6.125%, 7/01/18 ..................................................................      50,000            50,689
  Stockton CFD, Supplemental Tax, Spanos Park West, 6.25%, 9/01/25 .........................   3,500,000         3,610,845
  Vallejo COP, Marine World Foundation Project, Refunding, 7.40%, 2/01/28 ..................   9,345,000         9,531,900
  Vallejo Hiddenbrooke ID No. 1 Revenue, 6.50%, 9/01/31 ....................................  14,830,000        15,197,339
  Vallejo RDA, Tax Allocation, Housing Set-Aside, Series A, 7.00%, 10/01/31 ................   5,375,000         5,477,448
  West Sacramento Special Tax, CFD No. 10, 6.75%, 9/01/26 ..................................   3,235,000         3,421,013
  Western Placer Waste Management Authority Revenue, Refunding, 6.75%, 7/01/14 .............   7,400,000         7,860,650
  WM S Hart UHSD, Special Tax, 6.00%,
     9/01/27 ...............................................................................   1,400,000         1,407,294
     9/01/33 ...............................................................................   2,900,000         2,910,672
                                                                                                              -------------
  TOTAL BONDS (COST $526,154,798) ..........................................................                  $545,494,923
                                                                                                              -------------
  ZERO COUPON BONDS 12.6%
  Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, 12/01/28 ..  30,795,000         7,937,103
  Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
     1/15/26 ...............................................................................  38,720,000        10,674,330
     1/15/30 ...............................................................................   4,000,000           871,320
     1/15/31 ...............................................................................  85,780,000        17,450,225

                                                              Annual Report| 31

Franklin Municipal Securities Trust


-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                              PRINCIPAL AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------------------
  ZERO COUPON BONDS (CONT.)
  San Diego RDA, Tax Allocation, Capital Appreciation, Series B,
     9/01/10 ....................................................................................$ 3,770,000       $ 2,666,446
     9/01/15 ....................................................................................  6,810,000         3,585,261
     9/01/16 ....................................................................................  1,500,000           739,785
     9/01/19 ....................................................................................  1,800,000           708,912
     9/01/20 ....................................................................................  1,800,000           662,868
     9/01/21 ....................................................................................  1,800,000           620,424
     9/01/22 ....................................................................................  1,900,000           613,491
     9/01/23 ....................................................................................  1,900,000           576,327
     9/01/24 ....................................................................................  1,900,000           539,885
     9/01/25 ....................................................................................  1,900,000           504,507
     9/01/26 ....................................................................................  1,900,000           473,062
     9/01/27 ....................................................................................  1,900,000           443,555
     9/01/28 ....................................................................................  1,900,000           415,891
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     junior lien, ETM, 1/01/28 .................................................................. 19,150,000         5,940,713
     Refunding, Series A, 1/15/21 ............................................................... 24,750,000        19,904,193
     senior lien, Refunding, Series A, 1/15/16 ..................................................  4,500,000         3,685,770
     senior lien, Refunding, Series A, 1/15/19 ..................................................  3,000,000         2,427,900
                                                                                                                 -------------
  TOTAL ZERO COUPON BONDS (COST $65,779,197) ....................................................                   81,441,968
                                                                                                                 -------------
  TOTAL LONG TERM INVESTMENTS (COST $591,933,995)                                                                  626,936,891
                                                                                                                 -------------
  SHORT TERM INVESTMENTS 1.6%
b California HFAR, MFH III, Series B, Daily VRDN and Put, 1.00%, 2/01/33 ........................  1,000,000         1,000,000
b Irvine 1915 Act, Special Assessment, AD No. 93-14, Daily VRDN and Put, .95%, 9/02/25 ..........  1,100,000         1,100,000
b Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN and Put, .95%, 8/01/16  1,000,000         1,000,000
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
 Weekly VRDN and Put, 1.00%, 7/01/35 ............................................................  1,350,000         1,350,000
b Metropolitan Water District Southern California Waterworks Revenue, Refunding, Series B-1,
 Daily VRDN and Put, 1.00%, 7/01/35 .............................................................  3,600,000         3,600,000
b Orange County Sanitation Districts COP, Refunding,
     Series A, Daily VRDN and Put, 1.05%, 8/01/29 ...............................................    800,000           800,000
     Series B, Daily VRDN and Put, 1.05%, 8/01/30 ...............................................    700,000           700,000
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
 Weekly VRDN and Put, .88%, 12/01/15 ............................................................    800,000           800,000
                                                                                                                 -------------
  TOTAL SHORT TERM INVESTMENTS (COST $10,350,000) ...............................................                   10,350,000
                                                                                                                 -------------
  TOTAL INVESTMENTS (COST $602,283,995) 98.8% ...................................................                  637,286,891

  OTHER ASSETS, LESS LIABILITIES 1.2% ...........................................................                    7,499,826
                                                                                                                 -------------
  NET ASSETS 100.0% .............................................................................                 $644,786,717
                                                                                                                 -------------

See glossary of terms on page 37.

a  See Note 6 regarding defaulted securities.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

32  | See notes to financial statements. | Annual Report

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

                                                                  ---------------------------------------------------------
                                                                                          YEAR ENDED MAY 31,
                                                                  ---------------------------------------------------------
                                                                      2003         2002       2001        2000        1999
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............................    $10.95       $10.82     $10.02      $11.16      $11.27
                                                                  ---------------------------------------------------------

Income from investment operations:

 Net investment income a .......................................       .50          .52        .55         .56         .55

 Net realized and unrealized gains (losses) ....................       .65          .15        .81       (1.15)       (.08)
                                                                  ---------------------------------------------------------

Total from investment operations ...............................      1.15          .67       1.36        (.59)        .47
                                                                  ---------------------------------------------------------
Less distributions from:

 Net investment income .........................................      (.51)        (.54)      (.56)       (.55)       (.55)

 Net realized gains ............................................        --           --         --          --        (.03)
                                                                  ---------------------------------------------------------

Total distributions ............................................      (.51)        (.54)      (.56)       (.55)       (.58)
                                                                  ---------------------------------------------------------
Net asset value, end of year ...................................    $11.59       $10.95     $10.82      $10.02      $11.16
                                                                  ---------------------------------------------------------


Total return b .................................................    10.64%        6.38%     13.74%      (5.30)%      4.19%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................  $115,514      $99,208    $85,455     $63,742     $77,117

Ratios to average net assets:

 Expenses ......................................................      .60%         .56%       .40%        .40%        .40%

 Expenses excluding waiver by affiliate ........................      .80%         .80%       .82%        .81%        .81%

 Net investment income .........................................     4.49%        4.76%      5.13%       5.36%       4.88%

Portfolio turnover rate ........................................     8.24%       22.99%      9.89%      29.94%      13.39%


a  Based on average shares outstanding effective year ended May 31, 2000.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.


                          Annual Report|See notes to financial statements.| 33

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, MAY 31, 2003



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                       PRINCIPAL AMOUNT    VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
  Chattanooga GO, 5.00%, 3/01/22 ..............................................................   $2,215,000   $2,346,305
  Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured,
 5.00%, 2/01/22 ...............................................................................    2,000,000    2,118,520
  Cleveland Public Improvement GO, FGIC Insured, 5.25%, 6/01/24 ...............................    3,000,000    3,180,000
  Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured, 5.30%, 5/01/28 .......    3,000,000    3,170,760
  Franklin IDB, MFHR, Landings Apartment Project, Refunding, Series A, FSA Insured,
 6.00%, 10/01/26 ..............................................................................    1,000,000    1,056,960
  Franklin Special School District GO, 5.00%, 6/01/22 .........................................    1,455,000    1,557,956
a Hamilton County IDB, MFHR, Patten Towers Apartments, 7.125%, 2/01/09 ........................      500,000       50,000
  Hollow Rock-Bruceton Special School District GO, FSA Insured, Pre-Refunded, 5.75%, 4/01/24 ..      500,000      570,095
  Humphreys County IDB, Solid Waste Disposal Revenue, Dupont Denemours and Co. Project,
 6.70%, 5/01/24 ...............................................................................      800,000      848,464
  Jackson Natural Gas Revenue, AMBAC Insured, 5.00%, 4/15/18 ..................................    2,000,000    2,119,340
  Johnson City GO,
     Public Improvement, FSA Insured, Pre-Refunded, 5.90%, 6/01/12 ............................      500,000      529,065
     Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ...............................................      100,000      105,742
  Johnson City Health and Educational Facilities Board Hospital Revenue,
     First Mortgage Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%, 7/01/21 .    2,970,000    3,469,138
     Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ...............................    3,000,000    3,191,280
  Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
 Series A, GNMA Secured, 5.90%, 6/20/37 .......................................................    1,390,000    1,489,218
  Johnson County Public Improvement GO, Series B, AMBAC Insured, Pre-Refunded, 6.70%, 5/01/20 .      100,000      115,144
  Knox County First Utility District Water and Sewer Revenue, Refunding and Improvement,
 Series A, MBIA Insured, 5.625%, 12/01/19 .....................................................    1,000,000    1,123,220
  Knox County Health, Educational and Housing Board Hospital Facilities Revenue,
 Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 ...............................    1,250,000    1,500,438
  Knox County IDB, MFR, Waterford Apartments, Refunding, Series A, FHA Insured, 5.95%, 3/01/28       250,000      261,115
  Knox-Chapman Utility District, Knox County Water and Sewer Revenue, Refunding,
 MBIA Insured, 6.10%, 1/01/19 .................................................................      100,000      104,516
  Knoxville Electric Revenue, System Series U, 5.125%, 7/01/21 ................................    2,340,000    2,515,664
  Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ...................    1,000,000    1,181,690
  Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 .........    2,500,000    2,799,200
  Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%, 6/01/21 .    2,000,000    2,134,240
  Loudon County IDB, Solid Waste Disposal Revenue, Kimberly-Clark Corp. Project, 6.20%, 2/01/23    1,305,000    1,334,637
  Macon County GO, FGIC Insured, Pre-Refunded, 5.90%, 9/01/13 .................................      150,000      162,008
  Madison County GO, Public Improvement, 4.00%, 4/01/14 .......................................    1,725,000    1,812,682
  McKenzie High School District GO, FSA Insured, Pre-Refunded, 5.75%, 4/01/22 .................      500,000      570,095
  Memphis GO, 5.00%, 4/01/17 ..................................................................    2,000,000    2,167,500
  Memphis Health, Educational and Housing Facility BoardMortgage Revenue, MF River Trace II,
 Refunding, Series A, FNMA Insured, 6.45%, 4/01/26 ............................................      100,000      103,977
  Memphis-Shelby County Airport Authority Airport Revenue Series D, AMBAC Insured,
 6.00%, 3/01/24 ...............................................................................    4,780,000    5,388,398
  Memphis-Shelby County Sports Authority Revenue, Memphis Arena Project, Series A,
 AMBAC Insured, 5.25%, 11/01/23 ...............................................................    7,145,000    7,786,621
  Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
 5.20%, 5/15/23 ...............................................................................      800,000      859,584

34 |Annual Report

Franklin Municipal Securities Trust


-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                         PRINCIPAL AMOUNT    VALUE

  LONG TERM INVESTMENTS (CONT.)
  Metropolitan Government of Nashville and Davidson County GO,
    Public Improvements, 5.875%, 5/15/26 .........................................................   $1,000,000   $1,109,430
    Refunding, 5.125%, 5/15/25 ...................................................................    2,600,000    2,740,738
 Metropolitan Government of Nashville and Davidson County Health and Educational
Facilities Board Revenue,
    Ascension Health Credit, Refunding, Series A, AMBAC Insured, 5.875%, 11/15/28 ................    2,500,000    3,049,175
    Meharry Medical College Project, AMBAC Insured, Pre-Refunded, 6.875%, 12/01/24 ...............      150,000      165,971
    Mortgage, Dandridge Towers, Refunding, Series A, 6.375%, 1/01/11 .............................      500,000      563,855
 Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Stadium Public Improvement Project, AMBAC Insured, 5.875%, 7/01/21 ...............................    1,775,000    1,986,172
 Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.50%, 1/01/16 ........................................................................      620,000      622,058
 Milan Special School District GO, AMBAC Insured, Pre-Refunded, 6.625%, 4/01/11 ..................      180,000      191,866
 Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
Clarksville Regional Health System, Refunding and Improvement, 5.375%, 1/01/28 ...................    3,000,000    2,906,460
 Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ....................      750,000      815,633
 Pigeon Forge Public Improvement, MBIA Insured, 5.90%, 6/01/09 ...................................      100,000      100,437
 Puerto Rico Commonwealth GO,
    Pre-Refunded, 6.50%, 7/01/23 .................................................................      100,000      107,406
    Public Improvement, Series A, FGIC Insured, 5.00%, 7/01/32 ...................................    3,250,000    3,436,875
 Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
    5.00%, 7/01/28 ...............................................................................    2,500,000    2,543,475
    Series Y, Pre-Refunded, 6.00%, 7/01/22 .......................................................      500,000      577,485
 Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Authority
Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ......      200,000      217,546
 Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D, 5.375%, 7/01/33 ...........    2,500,000    2,669,100
 Shelby County GO, Public Improvement and School, Refunding, Series B, 5.00%, 6/01/24 ............    2,000,000    2,091,520
 Shelby County Health Educational and Housing Facilities Board Revenue, Ave Maria Assisted
Living Project, Series A, 5.50%, 12/01/31 ........................................................    2,010,000    2,110,540
 South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 ..........    3,000,000    3,065,130
 South Fulton IDBR, Tyson Foods Inc. Project, 6.40%, 10/01/20 ....................................      300,000      315,585
 Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 .........................      350,000      368,606
 Tennessee HDA Revenue, Mortgage Finance, Series A, 6.90%, 7/01/25 ...............................      150,000      155,801
 Tennessee HDA,
    Homeownership Program, 5.375%, 7/01/23 .......................................................      860,000      901,418
    Homeownership Program, Issue 4A, 6.375%, 7/01/22 .............................................      625,000      660,288
    Homeownership Project, Series 3C, 6.00%, 1/01/20 .............................................    1,605,000    1,711,379
    Mortgage Finance, Series B, 6.60%, 7/01/25 ...................................................       35,000       36,308
    Mortgage Finance, Series B, MBIA Insured, 6.20%, 7/01/18 .....................................      580,000      608,223
 Tennessee State Local Development Authority Revenue, Community Provider Pooled Loan Program,
Pre-Refunded, 6.55%, 10/01/23 ....................................................................      100,000      109,259
 Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .........    1,000,000    1,055,680
 West Carroll Special School GO, MBIA Insured, 5.375%, 6/01/29 ...................................    1,055,000    1,125,812
 West Wilson Utility District Waterworks Revenue, Refunding, AMBAC Insured, 5.25%, 6/01/23 .......    4,500,000    4,852,800
 White House Utility District Revenue, 5.125%, 1/01/26 ...........................................    2,500,000    2,643,650
 White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
FSA Insured, 6.00%, 1/01/26 ......................................................................    1,000,000    1,205,590

                                                              Annual Report| 35

Franklin Municipal Securities Trust


--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                 PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  White House Utility District Robertson and Sumner Counties Waterworks System Revenue,
   Refunding, Series B, FGIC Insured, 5.375%, 1/01/19 ....................................... $1,000,000       $ 1,066,280
  Williamson County GO, Public Improvement,
     5.375%, 3/01/19 ........................................................................  1,480,000         1,734,412
     5.00%, 4/01/20 .........................................................................  2,000,000         2,161,280
     Refunding, 5.00%, 3/01/20 ..............................................................  2,000,000         2,202,520
  Wilson County COP,
     Educational Facilities, Pre-Refunded, 6.125%, 6/30/10 ..................................    220,000           236,223
     FSA Insured, 5.25%, 3/30/18 ............................................................  1,000,000         1,099,060
                                                                                                              ------------
  TOTAL LONG TERM INVESTMENTS (COST $104,148,660) ...........................................                  113,044,614
                                                                                                              ------------
  SHORT TERM INVESTMENTS (COST $700,000) .6%
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
 Series A, AMBAC Insured, Weekly VRDN and Put, 1.00%, 7/01/28 ...............................    700,000           700,000
                                                                                                              ------------
  TOTAL INVESTMENTS (COST $104,848,660) 98.5% ...............................................                  113,744,614
  OTHER ASSETS, LESS LIABILITIES 1.5% .......................................................                    1,769,737
                                                                                                              ------------
  NET ASSETS 100.0% .........................................................................                 $115,514,351
                                                                                                              ------------

See glossary of terms on page 37.

a See Note 6 regarding defaulted securities.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

36 |See notes to financial statements.|Annual Report

Franklin Municipal Securities Trust

GLOSSARY OF TERMS


1915 ACT - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
AD - Assessment District
AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
CHFCLP - California Health Facilities Construction Loan Program
COP - Certificate of Participation
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Corp.
FHA - Federal Housing Authority/Agency
FNMA - Financial National Mortgage Association
FSA - Financial Security Assistance
GNMA - Government National Mortgage Association
GO - General Obligation
HDA - Housing Development Authority/Agency
HFAR - Housing Finance Authority/Agency Revenue
IDB - Industrial Development Board
IDBR - Industrial Development Board Revenue
MBIA - Municipal Bond Investors Assurance Corp.
MF - Multi-Family
MFH - Multi-Family Housing
MFHR - Multi-Family Housing Revenue
MFR - Multi-Family Revenue PBA - Public Building Authority
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue
RDA - Redevelopment Agency
UHSD - Union High School District
USD - Unified School District

                                                              Annual Report| 37

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2003

                                                                          -----------------------------------------
                                                                           FRANKLIN CALIFORNIA  FRANKLIN TENNESSEE
                                                                                HIGH YIELD           MUNICIPAL
                                                                          -----------------------------------------
                                                                               MUNICIPAL FUND        BOND FUND
Assets:
 Investments in securities:
  Cost ...................................................................       $602,283,995       $104,848,660
                                                                          -----------------------------------------
  Value ..................................................................        637,286,891        113,744,614
 Cash ....................................................................            143,389            127,555
 Receivables:
  Capital shares sold ....................................................            931,609            241,308
  Interest ...............................................................          9,436,711          1,794,026
                                                                          -----------------------------------------
      Total assets .......................................................        647,798,600        115,907,503
                                                                          -----------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ................................................          1,271,321            173,186
  Affiliates .............................................................            376,228             50,325
  Shareholders ...........................................................            406,653              8,671
 Distributions to shareholders ...........................................            909,168            145,360
 Other liabilities .......................................................             48,513             15,610
                                                                          -----------------------------------------
      Total liabilities ..................................................          3,011,883            393,152
                                                                          -----------------------------------------
       Net assets, at value ..............................................       $644,786,717       $115,514,351
                                                                          -----------------------------------------
Net assets consist of:
 Undistributed net investment income .....................................         $  446,803       $   (102,025)
 Net unrealized appreciation (depreciation) ..............................         35,002,896          8,895,954
 Accumulated net realized gain (loss) ....................................        (51,576,062)        (3,213,743)
 Capital shares ..........................................................        660,913,080        109,934,165
                                                                          -----------------------------------------
       Net assets, at value ..............................................       $644,786,717       $115,514,351
                                                                          -----------------------------------------
CLASS A:
 Net assets, at value ....................................................       $537,770,447       $115,514,351
                                                                          -----------------------------------------
 Shares outstanding ......................................................         52,678,513          9,965,972
                                                                          -----------------------------------------
 Net asset value per share a .............................................             $10.21             $11.59
                                                                          -----------------------------------------
 Maximum offering price per share (net asset value per share / 95.75%) ...             $10.66             $12.10
                                                                          -----------------------------------------
CLASS B:
 Net assets, at value ....................................................       $ 29,268,166
                                                                         ---------------------
 Shares outstanding ......................................................          2,854,053
                                                                         ---------------------
 Net asset value and maximum offering price per share a ..................             $10.25
                                                                         ---------------------
CLASS C:
 Net assets, at value ....................................................       $ 77,748,104
                                                                         ---------------------
 Shares outstanding ......................................................          7,590,315
                                                                         ---------------------
 Net asset value per share a .............................................             $10.24
                                                                         ---------------------
 Maximum offering price per share (net asset value per share / 99%) ......             $10.34
                                                                         ---------------------

a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

38  | See notes to financial statements.|Annual Report

Franklin Municipal Securities Trust

STATEMENTS OF OPERATIONS
for the year ended May 31, 2003

                                                                                     -----------------------------------------
                                                                                      FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                                           HIGH YIELD            MUNICIPAL
                                                                                     -----------------------------------------
                                                                                         MUNICIPAL FUND          BOND FUND
Investment income:
 Interest ......................................................................            $37,502,227        $ 5,388,450
                                                                                     -----------------------------------------
Expenses:
 Management fees (Note 3) ......................................................              3,059,379            653,881
 Distribution fees (Note 3)
  Class A ......................................................................                516,445            105,819
  Class B ......................................................................                175,027                 --
  Class C ......................................................................                498,225                 --
 Transfer agent fees (Note 3) ..................................................                210,748             34,041
 Custodian fees ................................................................                  6,258              1,043
 Reports to shareholders .......................................................                 31,413             13,406
 Registration and filing fees ..................................................                 14,274              4,315
 Professional fees .............................................................                 23,151             14,270
 Trustees' fees and expenses ...................................................                 31,441              5,283
 Other .........................................................................                 67,093             19,199
                                                                                     -----------------------------------------
      Total expenses ...........................................................              4,633,454            851,257
      Expenses waived by affiliate (Note 3) ....................................                     --           (215,930)
                                                                                     -----------------------------------------
       Net expenses ............................................................              4,633,454            635,327
                                                                                     -----------------------------------------
        Net investment income ..................................................             32,868,773          4,753,123
                                                                                     -----------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .....................................             (6,606,419)          (401,249)
 Net unrealized appreciation (depreciation) on investments .....................             21,722,256          6,478,718
                                                                                     -----------------------------------------
Net realized and unrealized gain (loss) ........................................             15,115,837          6,077,469
                                                                                     -----------------------------------------
Net increase (decrease) in net assets resulting from operations ................            $47,984,610        $10,830,592
                                                                                     -----------------------------------------


                           Annual Report|See notes to financial statements.| 39

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended May 31, 2003 and 2002

                                                            ------------------------------------------------------------------
                                                                  FRANKLIN CALIFORNIA                   FRANKLIN TENNESSEE
                                                                HIGH YIELD MUNICIPAL FUND              MUNICIPAL BOND FUND
                                                                  2003            2002                 2003             2002
                                                            ------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................... $ 32,868,773    $ 32,998,970          $ 4,753,123     $ 4,413,711
  Net realized gain (loss) from investments .................   (6,606,419)      1,577,385             (401,249)       (571,059)
  Net unrealized appreciation (depreciation)
 on investments .............................................   21,722,256        (759,821)           6,478,718       1,712,108
                                                            ------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
 from operations ............................................   47,984,610      33,816,534           10,830,592       5,554,760
 Distributions to shareholders from:
  Net investment income:
   Class A ..................................................  (28,463,163)    (28,157,777)          (4,799,954)     (4,540,273)
   Class B ..................................................   (1,318,610)       (851,353)                  --              --
   Class C ..................................................   (3,774,811)     (3,682,018)                  --              --
                                                            ------------------------------------------------------------------
 Total distributions to shareholders ........................  (33,556,584)    (32,691,148)          (4,799,954)     (4,540,273)
 Capital share transactions: (Note 2)
   Class A ..................................................   22,414,933      18,601,764           10,275,244      12,739,044
   Class B ..................................................    5,615,590      11,480,297                   --              --
   Class C ..................................................    1,351,394       6,770,377                   --              --
                                                            ------------------------------------------------------------------
 Total capital share transactions ...........................   29,381,917      36,852,438           10,275,244      12,739,044
      Net increase (decrease) in net assets .................   43,809,943      37,977,824           16,305,882      13,753,531
Net assets:
 Beginning of year ..........................................  600,976,774     562,998,950           99,208,469      85,454,938
                                                            ------------------------------------------------------------------
 End of year ................................................ $644,786,717    $600,976,774         $115,514,351     $99,208,469
                                                            ------------------------------------------------------------------
Undistributed net investment income included in net assets:
 End of year ................................................ $    446,803    $  1,134,572         $   (102,025)    $   (54,355)
                                                            ------------------------------------------------------------------

40 |See notes to financial statements. | Annual Report

Franklin Municipal Securities Trust

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Municipal Securities Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of two series (the Funds). The Funds' investment objectives are to provide tax-free income.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                              Annual Report| 41

Franklin Municipal Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.


---------------------------------------------------------------------------------------
CLASS A                                   CLASS A, CLASS B & CLASS C
---------------------------------------------------------------------------------------
Franklin Tennessee Municipal Bond Fund    Franklin California High Yield Municipal Fund

At May 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:


                                       ---------------------------------------------------------------
                                             FRANKLIN CALIFORNIA              FRANKLIN TENNESSEE
                                          HIGH YIELD MUNICIPAL FUND           MUNICIPAL BOND FUND
                                           SHARES         AMOUNT             SHARES        AMOUNT
                                       ---------------------------------------------------------------
CLASS A SHARES:
Year ended May 31, 2003
  Shares sold                             9,339,944    $ 94,007,699         2,307,300    $ 25,939,853
  Shares issued in reinvestment
   of distributions                       1,257,822      12,649,173           244,334       2,740,047
  Shares redeemed                        (8,383,534)    (84,241,939)       (1,642,742)    (18,404,656)
                                       ---------------------------------------------------------------
  Net increase (decrease)                 2,214,232    $ 22,414,933           908,892    $ 10,275,244
                                       ---------------------------------------------------------------
Year ended May 31, 2002
 Shares sold                              9,437,139    $ 95,055,714         2,393,359    $ 26,231,736
  Shares issued in reinvestment
   of distributions                       1,144,118      11,492,241           227,394       2,491,212
  Shares redeemed                        (8,747,903)    (87,946,191)       (1,461,423)    (15,983,904)
                                       ---------------------------------------------------------------
  Net increase (decrease)                 1,833,354    $ 18,601,764         1,159,330    $ 12,739,044
                                       ---------------------------------------------------------------

42 |Annual Report

Franklin Municipal Securities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        -----------------------------
                                             FRANKLIN CALIFORNIA
                                          HIGH YIELD MUNICIPAL FUND
                                           SHARES         AMOUNT
                                        -----------------------------
CLASS B SHARES:
Year ended May 31, 2003
 Shares sold ...........................    804,439    $  8,132,671
  Shares issued in reinvestment
 of distributions ......................     62,112         627,393
  Shares redeemed ......................   (311,675)     (3,144,474)
                                        -----------------------------
  Net increase (decrease) ..............    554,876    $  5,615,590
                                        -----------------------------
Year ended May 31, 2002
  Shares sold ..........................  1,245,157    $ 12,568,863
  Shares issued in reinvestment
 of distributions ......................     41,534         418,388
  Shares redeemed ......................   (149,582)     (1,506,954)
                                        -----------------------------
  Net increase (decrease) ..............  1,137,109    $ 11,480,297
                                        -----------------------------
CLASS C SHARES:
Year ended May 31, 2003
  Shares sold ..........................  1,432,953    $ 14,470,666
  Shares issued in reinvestment
 of distributions ......................    195,086       1,968,443
  Shares redeemed ...................... (1,494,287)    (15,087,715)
                                        -----------------------------
  Net increase (decrease) ..............    133,752    $  1,351,394
                                        -----------------------------
Year ended May 31, 2002
  Shares sold ..........................  1,938,951    $ 19,577,268
  Shares issued in reinvestment
 of distributions ......................    182,157       1,834,861
  Shares redeemed ...................... (1,454,862)    (14,641,752)
                                        -----------------------------
  Net increase (decrease) ..............    666,246    $  6,770,377
                                        -----------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of the following entities:


-----------------------------------------------------------------------------------------
ENTITY                                                            AFFILIATION
-----------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administration manager
Franklin/Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin/Templeton Investor Services, LLC (Investor Services)     Transfer agent

The Funds pay an investment management fee to Advisers based on the average net assets of the Funds as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   DAILY NET ASSETS
---------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million




                                                             Annual Report| 43

Franklin Municipal Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the Franklin Tennessee Municipal Bond Fund, Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Franklin Tennessee Municipal Bond Fund reimburses Distributors up to .15% per year of its average daily net assets, and the Franklin California High Yield Municipal Fund reimburses Distributors up to .15%, .65% and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors received (paid) net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                                               -------------------------------------------
                                                                FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                    HIGH YIELD             MUNICIPAL
                                                                   MUNICIPAL FUND         BOND FUND
                                                               -------------------------------------------

Net commissions received (paid) .................................    $(413,027)            $37,491
Contingent deferred sales charges ...............................    $  67,548              $  479

The Funds paid transfer agent fees of $244,789, of which $169,856 was paid to Investor Services.


4. INCOME TAXES

At May 31, 2003, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                               --------------------------------------------
                                                                FRANKLIN CALIFORNIA    FRANKLIN TENNESSEE
                                                                    HIGH YIELD              MUNICIPAL
                                                               --------------------------------------------
                                                                   MUNICIPAL FUND           BOND FUND
Capital loss carryovers expiring in:
 2004 ........................................................          $  4,508                $ --
 2005 ........................................................           390,400                  --
 2008 ........................................................         8,364,686              543,762
 2009 ........................................................        31,858,136            1,676,320
 2010 ........................................................         4,003,472              480,932
 2011 ........................................................                --               95,080
                                                               --------------------------------------------
                                                                     $44,621,202           $2,796,094
                                                               --------------------------------------------

On May 31, 2003, the Franklin California High Yield Municipal Fund had expired capital loss carryovers of $1,147,092, which were reclassified to paid-in capital.


44 |Annual Report

Franklin Municipal Securities Trust

4. INCOME TAXES (CONTINUED)

At May 31, 2003, the Franklin California High Yield Municipal Fund and the Franklin Tennessee Municipal Bond Fund had deferred capital losses occuring subsequent to October 31, 2002 of $6,924,612 and $417,649, respectively. For tax purposes, such losses will be reflected in the year ending May 31, 2004.

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of bond workout expenditures and bond discounts.

At May 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed long term capital gains for income tax purposes were as follows:

                                                              -------------------------------------------
                                                                FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                    HIGH YIELD             MUNICIPAL
                                                              -------------------------------------------
                                                                   MUNICIPAL FUND         BOND FUND
Cost of investments ........................................        $601,589,248         $104,833,708
                                                              -------------------------------------------
Unrealized appreciation ....................................        $ 46,044,012          $ 9,384,588
Unrealized depreciation ....................................         (10,346,369)            (473,682)
                                                              -------------------------------------------
Net unrealized appreciation (depreciation) .................        $ 35,697,643          $ 8,910,906
                                                              -------------------------------------------
Undistributed tax exempt income ............................        $    630,975          $    28,383
Undistributed long term capital gains ......................                  --                   --
                                                              -------------------------------------------

Distributable earnings .....................................        $    630,975          $    28,383

The tax character of distributions paid during the years ended May 31, 2003 and 2002, was as follows:

                                           -------------------------------------------------------
                                              FRANKLIN CALIFORNIA              FRANKLIN TENNESSEE
                                           HIGH YIELD MUNICIPAL FUND           MUNICIPAL BOND FUND
                                              2003           2002               2003         2002
                                           -------------------------------------------------------
Distributions paid from:
Tax-exempt income ......................   $33,556,584    $32,691,148        $4,799,954    $4,540,273

                                                              Annual Report| 45

Franklin Municipal Securities Trust

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended May 31, 2003 were as follows:

                                                                -----------------------------------------
                                                                FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                    HIGH YIELD             MUNICIPAL
                                                                -----------------------------------------
                                                                   MUNICIPAL FUND          BOND FUND

Purchases .....................................................      $74,694,872          $18,410,930
Sales .........................................................      $61,252,217         $  8,495,798


6. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin California High Yield Municipal Fund has 52.5% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Franklin California High Yield Municipal Fund and the Franklin Tennessee Municipal Bond Fund held defaulted and/or securities for which income has been deemed uncollectible. The Funds discontinue accruing income on these securities and provide an estimate for losses on interest recievable. At May 31, 2003, the values of these securities were $2,464,200 and $50,000, representing .4% and ..04%, respectively, of each Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.



46 |Annual Report

Franklin Municipal Securities Trust

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN MUNICIPAL SECURITIES TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Funds included in this report constituting the Franklin Municipal Securities Trust, (hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 2, 2003





                                                              Annual Report| 47

Franklin Municipal Securities Trust

TAX DESIGNATION (UNAUDITED)


Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby designate 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended May 31, 2003.






48 | Annual Report

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until the person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS


                                                                 NUMBER OF PORTFOLIOS IN
                                             LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION      TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Frank H. Abbott, III (82)      Trustee       Since 1991          105                      None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
President and Director, Abbott Corporation (an investment formerly, Director,
MotherLode Gold company); and Mines Consolidated (gold mining) (until 1996) and
Vacu-Dry Co. (food processing) (until 1996).

-----------------------------------------------------------------------------------------------------------------------------------
Harris L. Ashton (70)          Trustee       Since 1991          132                      Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                      company).
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
S. Joseph Fortunato (70)       Trustee       Since 1991          133                      None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Attorney; and formerly, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-----------------------------------------------------------------------------------------------------------------------------------
Edith E. Holiday (51)          Trustee       Since 1998          83                       Director, Amerada Hess Corporation
One Franklin Parkway                                                                      (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                  gas); Hercules Incorporated (chemicals,
                                                                                          fibers and resins); Beverly Enterprises,
                                                                                          Inc. (health care); H.J. Heinz Company
                                                                                          (processed foods and allied products);
                                                                                          RTI International Metals, Inc. (manu-
                                                                                          facture and distribution of titanium);
                                                                                          and Canadian National Railway
                                                                                          (railroad).
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Director or Trustee of various companies and trusts; and Assistant to the
President of the formerly, United States and Secretary of the Cabinet (1990-
1993); General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Annual Report | 49

                                                                 NUMBER OF PORTFOLIOS IN
                                             LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION      TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------

Frank W.T. LaHaye (74)         Trustee        Since 1991       105                        Director, The California Center for
One Franklin Parkway                                                                      Land Recycling (redevelopment).
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman,
Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------------------------------------------------------------------------
Gordon S. Macklin (75)         Trustee        Since 1993       132                        Director, White Mountains Insurance
One Franklin Parkway                                                                      Group, Ltd. (holding company); Martek
San Mateo, CA 94403-1906                                                                  Biosciences Corporation; MedImmune,
                                                                                          Inc. (biotechnology); Overstock.com
                                                                                          (Internet services); and Spacehab,
                                                                                          Inc. (aerospace services).
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
formerly, Chairman, White River Corporation (financial services) (until 1998)
and Hambrecht & Quist Group (investment banking) (until 1992); and President,
National Association of Securities Dealers, Inc. (until 1987).
-----------------------------------------------------------------------------------------------------------------------------------
Hayato Tanaka (85)             Trustee        Since 1991       2                          None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During Past 5 Years:
Retired, former owner of The Jewel Box
Orchids.
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                 NUMBER OF PORTFOLIOS IN
                                             LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION      TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**Harmon E. Burns (58)         Trustee and     Trustee since     31                       None
One Franklin Parkway           Vice President  1993 and
San Mateo, CA 94403-1906                       Vice President
                                               since 1991

-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
**Charles B. Johnson (70)      Trustee and     Trustee since     132                      None
One Franklin Parkway           Chairman of     1991 and
San Mateo, CA 94403-1906       the Board       Chairman of the
                                               Board since 1993
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

50| Annual Report

                                                                 NUMBER OF PORTFOLIOS IN
                                             LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION      TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**Rupert H. Johnson, Jr. (62)    Trustee,      Trustee since     115                      None
One Franklin Parkway             President and 1991, and
San Mateo, CA 94403-1906         Chief         President since
                                 Executive     1993 and Chief
                                 Officer -     Executive Officer
                                               -
                                 Investment    Investment
                                 Management    Management
                                               since 2002
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 48 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
Sheila Amoroso (43)              Vice PresidentSince 1999                   Not ApplicableNone
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
Rafael R. Costas, Jr. (38)       Vice PresidentSince 1999                   Not ApplicableNone
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan (42)          Vice PresidentSince 1995                   Not ApplicableNone
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
President and Director, Franklin Advisers, Inc.; Executive Vice President,
Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill (55)            Senior Vice   Since 2002                   Not ApplicableNone
500 East Broward Blvd.           President and
Suite 2100                       Chief
                                 Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton
Worldwide, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.

                                                            Annual Report | 51

                                                                 NUMBER OF PORTFOLIOS IN
                                             LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION      TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
David P. Goss (56)              Vice President Since 2000       Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and formerly, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------------------------------------------------------------------------
Barbara J. Green (55)           Vice President Since 2000       Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice
President, Templeton Worldwide, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
Templeton Investments; and formerly, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to
the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------------------------------------
Michael O. Magdol (66)          Vice           Since 2002       Not Applicable            Director, FTI Banque, Arch Chemicals,
600 Fifth Avenue                President -                                               Inc. and Lingnan Foundation.
Rockefeller Center              AML
New York, NY 10048-0772         Compliance
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
Kimberley H. Monasterio (39)    Treasurer and  Treasurer since  Not Applicable            None
One Franklin Parkway            Chief Financial2000 and Chief
San Mateo, CA 94403-1906        Officer        Financial Officer
                                               since 2002
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
Murray L. Simpson (65)          Vice President Since 2000       Not Applicable            None
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and formerly, Chief Executive Officer and Managing Director,
Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).

52| Annual Report

                                                                 NUMBER OF PORTFOLIOS IN
                                             LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION      TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Thomas Walsh (41)              Vice President  Since 1999      Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.

                                                            Annual Report | 53

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

LITERATURE REQUEST

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund


GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund1
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 2

VALUE
Franklin Balance Sheet Investment Fund3
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund4
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund
Blend
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust8
Franklin Income Fund
Franklin Money Fund6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 9
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free
Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 10
Tax-Exempt Money Fund6,  7
State-Specific Tax-Free Income 9
Alabama
Arizona
California 11
Colorado
Connecticut
Florida11
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 10
Michigan 10
Minnesota 10
Missouri
New Jersey
New York11
North Carolina
Ohio 10
Oregon
Pennsylvania
Tennessee
Virginia


VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
Products Trust 12

1. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified. The fund's investment goal remained the same.
2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
3. The fund is only open to existing shareholders as well as select retirement plans.
4. Effective June 30, 2003, the fund reopened to all new investors.
5. Upon reaching approximately $350 million in assets, the fund will close to all investors.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/03                                              Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN MUNICIPAL
SECURITIES TRUST



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Municipal Securities Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


MUN A2003 07/03









ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND
ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND
ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    July 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    July 31, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    July 31, 2003